UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21749
CRM Mutual Fund Trust
(Exact name of registrant as specified in charter)
c/o PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19808
(Address of principal executive offices) (Zip code)
Corporation Service Company
2711 Centerville Road Suite 400
Wilmington, DE 19808
(Name and address of agent for service)
Copy to:
Thomas John Holton
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110
registrant’s telephone number, including area code: 212-326-5336
Date of fiscal year end: June 30
Date of reporting period: December 31, 2005
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
The Report to Shareholders is attached herewith.
Fund and Shareholder Account Information:
PFPC, Inc.
760 Moore Road
King of Prussia, PA 19406
(800) CRM-2883

SEMI-ANNUAL REPORT	December 31, 2005
Dear Fellow Shareholder:
     It is difficult to find any historical precedent for positive stock market returns when short-term interest rates, energy prices and gold prices have increased at the same time. As such, the quite modest returns for most of the broad stock market indices in 2005 should still be considered a good showing. Six months ago, oil prices were already in the upper 50’s. Clearly, the magnitude of one’s energy exposure during 2005 was a critical factor in portfolio performance. However, there were a number of collateral issues as well. The persistence of higher energy prices drove up raw material input prices for a broad array of goods and services. Investors and the Federal Reserve began to wonder at what point these cost increases would begin to ignite even broader inflationary pressures. The ‘‘energy tax’’ on consumers also became a more noticeable problem in the aftermath of the hurricane season when gasoline prices soared to over $3 per gallon and winter home heating bills would be almost double the level from a year ago. Surveys of consumer sentiment deteriorated and holiday cheer began to erode into holiday shopping fear. All the while, the Federal Reserve continued to increase short-term rates in search of some theoretical neutral rate, pushing up beyond where most economists thought the hikes would end. The behavior of the bond market also was unprecedented as rates on ten year notes hardly moved in the face of inflationary pressures and higher short-term rates. This bond market performance was arguably the biggest surprise of the year. Whether it is the result of a recycling of our trade balances, or confirmation that investors believed the inflationary pressures were temporary, the impact was to temper the negative effects rising short-term rates would normally have on slowing the economy. Supported by low interest rates and liberal lending standards, the housing market continued to soar and, at least for 2005, defied concerns about a ‘‘housing bubble.’’ However, as we enter the New Year, there are signs that home sales and prices in many parts of the country are beginning to moderate, which seems to be at least one of the things the Federal Reserve wants to see before they conclude this tightening cycle.
     As we look ahead, we take comfort in the resiliency of 2005. The economy did decelerate from its recent peak in 2004, but was still sufficiently robust to help drive double digit earnings growth. As most stocks did not appreciate in line with their earnings growth, they, in effect, became cheaper. Market returns were narrowly focused on energy and utilities as most other sectors underperformed. The key catalysts for the market are clearly (1) when will the Federal Reserve stop raising short-term rates and (2) will energy prices abate. The consensus thinking on the former is one or two more increases and if that turns out to be correct, the markets could respond very quickly to fill the valuation gap that has developed across most stocks/sectors. Lower energy prices would be icing on the cake. These macroeconomic factors may not play out as quickly as the market hopes, but we are encouraged by some other important trends. As investors who are focused on change, mergers and acquisition activity has always been an important consideration for us, as we value a stock as if we were purchasing the entire company. If our valuation work is validated by the company being acquired, this is all the better. More importantly, as M&A cycles come and go, they typically leave structurally altered industries in their wake, which creates further opportunities for us. The current M&A cycle is robust. Transaction values were up 40% last year,
The CRM Funds

and it was the second best year ever behind the record year of 2000. This cycle is different than previous ones in that it includes: (1) well-capitalized corporate buyers who are looking for ways to deploy their excess capital and consolidate industries; (2) private equity buyers who have successfully raised huge funds and who have opted to join together with each other on bids, further leveraging their scale; and (3) shareholder activists who include not only the cavalier players, but nearly every hedge fund and many traditional institutional managers. This later point is important and highlighted by the efforts of three fund managers to compel Knight Ridder to put itself up for sale. Companies could usually opt to ignore a given vocal investor and count on institutional shareholders to ultimately ‘‘vote with their feet’’. This resurgence of shareholder activism will likely have a more profound impact on management behavior. We expect this combination of a resilient market, shareholder activism, abundant liquidity and M&A activity to provide a boost to equity returns. As change breeds opportunity for our style of investing, we look forward to an exciting and prosperous 2006.
CRM Small Cap Value Fund
     For the six months ended December 31, 2005, the CRM Small Cap Value Fund returned 9.93% for the Investor Share class and 10.07% for the Institutional Share class, as compared to 3.78% for the Russell 2000 Value Index. SkillSoft, Range Resources, and Brightpoint were the largest contributors to results. SkillSoft benefited from the convergence of its strong position in training software and an improved corporate spending environment. Range Resources continued to accelerate its deep drilling program to monetize its 15 year proven reserve life, and was one of many stocks benefiting from higher oil and gas prices. New contract announcements and the elimination of less profitable operations contributed to the performance of Brightpoint, an international distribution and logistics company in the cell phone industry. Detractors included Impax Laboratories and Apria Healthcare. Impax was unable to file financial statements resulting from a disagreement with its accountants regarding the joint venture with Teva Pharmaceuticals. Apria declined sharply in the early October after its pending attempt to sell the company fell apart.
CRM Small/Mid Cap Value Fund
     The CRM Small/Mid Cap Value Fund returned 7.14% for the Investor Share class and 7.31% for the Institutional Share class for the six months versus 4.51% for the Russell 2500 Value Index. Important gains were recorded in Ann Taylor Stores, E*Trade Group, and AVID Technology. Shares of Ann Taylor rose as the new management team began to deliver on the turnaround plan in its core business. E*Trade’s acquisitions of Harris Direct and Browne & Co. highlighted the company’s strategy and opportunities in its industry. AVID gained sharply in the fourth quarter after the Pinnacle Systems merger was completed and third quarter earnings were better than expected. Detractors included Apria and Impax for reasons discussed in the Small Cap Value Fund above commentary, as well as Valassis Communications. Valassis experienced more competitive pricing for its Sunday newspaper advertising inserts than anticipated, and the general difficulty with newspapers attracting advertising dollars.
CRM Mid Cap Value Fund
     For the six months ended December 31, 2005, the CRM Mid Cap Value Fund gained 6.07% for the Investor Share class and 6.17% for the Institutional Share class, as compared to 6.76% for the Russell Mid Cap Value index. The largest contributors to results were Agilent Technologies, E*Trade Group, Brookfield Asset Management and Norfolk Southern. Agilent announced a meaningful restructuring as we had hoped, including the sale of two of its non-core divisions and an aggressive share buy back program. E*Trade was discussed in the above Small/Mid Cap Value Fund commentary. Brookfield, or Brascan before its name change, continued to execute on its transition from a natural resources holding company to a real estate management business. Norfolk
The CRM Funds

Southern benefited from better pricing and market share gains against the trucking industry as the price of energy affected the railroads less than the trucking companies. Detractors in the period included Thomson, Footlocker, and Applebee’s. Thomson declined over concerns about the Technicolor division’s exposure to slowing DVD sales. Despite strong performance from its U.S. stores, Footlocker posted poor results in its European division because of a weak economy and competitive pricing. Applebee’s, which has its largest company-owned restaurant base in the Midwestern U.S., suffered from economic slowdowns related to the automobile industry.
CRM Mid/Large Cap Value Fund
     The CRM Mid/Large Cap Value Fund strategy was launched on December 1, 2005. A description of this strategy can be found in its prospectus.
CRM Large Cap Value Fund
     For the six months ended December 31, 2005, the CRM Large Cap Value Fund returned 6.48% against 5.20% for the Russell 1000 Value Index. The largest contributors to results included Halliburton, W.W. Grainger, and Norfolk Southern. With the asbestos settlement behind them, Halliburton is benefiting from the interest in oil field services companies, and we expect its free cash flow to remain strong. W.W. Grainger is a distributor of facilities maintenance and safety supplies and has recorded improved profits from higher prices and the success of new company initiatives. Norfolk Southern was discussed in the above Mid Cap Value Fund commentary. Hewlett Packard was another strong contributor, demonstrating strong results under its new CEO. Detractors in the period included Abbott Labs and Kohl’s. In our view, nothing else was terribly significant. Abbott experienced research pipeline disappointments limiting revenue opportunity for several drugs. Kohl’s and other retailers experienced investor worries about the effect of energy prices on consumers. Furthermore, the results of Kohl’s attempted turnaround have been somewhat inconsistent.
Sincerely,
CRM Funds

Ronald H. McGlynn	Jay B. Abramson
President	President and CIO
CRM Mutual Fund Trust	Cramer Rosenthal McGlynn, LLC
The CRM Funds

CRM MUTUAL FUND TRUST
EXPENSE DISCLOSURE
DISCLOSURE OF FUND EXPENSES
The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, service fees and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Tables below illustrate your Fund’s expenses in two ways.
•	Actual fund return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expense you paid on your account during the period.

•	Hypothetical 5% return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The ‘‘Annualized Expense Ratio’’ reflects the actual expenses for the period indicated.
For the Period July 1, 2005 to December 31, 2005
Expense Table

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	7/01/05	12/31/05	Ratio	Period*
CRM Small Cap Value Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,100.70	0.91%	$4.82
Hypothetical 5% Return	$1,000.00	1,020.62	0.91%	$4.63
The CRM Funds

CRM MUTUAL FUND TRUST
EXPENSE DISCLOSURE (Continued)
For the Period July 1, 2005 to December 31, 2005

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	7/01/05	12/31/05	Ratio	Period*
CRM Small Cap Value Fund — Investor Shares
Actual Fund Return	$1,000.00	$1,099.30	1.16%	$6.14
Hypothetical 5% Return	$1,000.00	1,019.36	1.16%	$5.90

CRM Small/Mid Cap Value Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,073.10	1.23%	$6.43
Hypothetical 5% Return	$1,000.00	1,019.01	1.23%	$6.26

CRM Small/Mid Cap Value Fund — Investor Shares
Actual Fund Return	$1,000.00	$1,071.40	1.48%	$7.73
Hypothetical 5% Return	$1,000.00	1,017.75	1.48%	$7.53

CRM Mid Cap Value Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,061.70	0.84%	$4.37
Hypothetical 5% Return	$1,000.00	1,020.97	0.84%	$4.28

CRM Mid Cap Value Fund — Investor Shares
Actual Fund Return	$1,000.00	$1,060.70	1.09%	$5.66
Hypothetical 5% Return	$1,000.00	1,019.71	1.09%	$5.55

CRM Mid/Large Cap Value Fund — Institutional Shares[1]
Actual Fund Return	$1,000.00	$1,000.00	1.25%	$1.03
Hypothetical 5% Return	$1,000.00	1,018.90	1.25%	$6.36

CRM Mid/Large Cap Value Fund — Investor Shares [1]
Actual Fund Return	$1,000.00	$1,000.00	1.50%	$1.23
Hypothetical 5% Return	$1,000.00	1,017.64	1.50%	$7.63

CRM Large Cap Value Fund — Investor Shares
Actual Fund Return	$1,000.00	$1,064.80	1.40%	$7.29
Hypothetical 5% Return	$1,000.00	1.018.15	1.40%	$7.12

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365.

[1]	The Mid/Large Cap Value Fund commenced operations on December 1, 2005. For purposes of the “Hypothetical 5% Return”, the annualized expense ratio was applied to the period July 1, 2005 through December 31, 2005. The “Actual Fund Return” information reflects the performance since inception.
The CRM Funds

THE CRM FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS
PORTFOLIO HOLDINGS
December 31, 2005
The following tables present a summary of the portfolio holdings of each of the CRM Funds as a percentage of their total investments.
CRM Small Cap Value Fund

Common Stocks
Manufacturing	22.9%
Wholesale & Retail Trade	16.7%
Finance & Insurance	10.4%
Services	8.2%
Computer Services	5.8%
Technology	4.7%
Oil & Gas	4.4%
Electric, Gas, Water & Utilities	4.0%
Real Estate Investment Trusts	3.4%
Transportation	3.2%
Aerospace & Defense	2.3%
Healthcare	2.1%
Communication & Broadcasting	1.4%
Entertainment & Leisure	1.4%
Consumer Discretionary	1.3%
Business Services	1.2%
Consumer Products	1.2%
Computer Services & Software	0.6%
Communication Equipment	0.4%
Short-Term Investments	4.4%

100.0%

CRM Small/Mid Cap Value Fund

Common Stocks
Manufacturing	29.8%
Finance & Insurance	15.2%
Wholesale & Retail Trade	10.7%
Aerospace & Defense	7.1%
Electric, Gas, Water & Utilities	5.5%
Healthcare	5.5%
Services	4.7%
Oil & Gas	4.6%
Computer Services	4.4%
Entertainment & Leisure	3.3%
Transportation	2.3%
Real Estate	1.5%
Consumer Products	1.0%
Short-Term Investments	3.4%
U.S. Treasury Obligations	1.0%

100.0%

CRM Mid Cap Value Fund

Common Stocks
Manufacturing	28.2%
Finance & Insurance	14.4%
Services	10.5%
Electric, Gas, Water & Utilities	9.4%
Transportation	6.3%
Wholesale & Retail Trade	5.9%
Healthcare	4.3%
Entertainment & Leisure	4.1%
Oil & Gas	3.9%
Aerospace & Defense	2.8%
Consumer Products	1.6%
Communication & Broadcasting	1.5%
Computer Services & Software	0.5%
Exchange Traded Funds	1.1%
Short-Term Investments	3.4%
U.S. Treasury Obligations	2.1%

100.0%

CRM Mid/Large Cap Value Fund

Common Stocks
Manufacturing	17.2%
Services	10.7%
Healthcare	9.3%
Finance & Insurance	6.8%
Entertainment & Leisure	5.9%
Wholesale & Retail Trade	5.4%
Aerospace & Defense	5.0%
Electric, Gas, Water & Utilities	4.5%
Oil & Gas	4.1%
Communication & Broadcasting	2.2%
Consumer Products	1.8%
Consumer Discretionary	1.6%
Computer Services & Software	1.6%
Information Technology	1.5%
Exchange Traded Funds	1.9%
Short-Term Investments	6.3%
U.S. Treasury Obligations	12.5%

100.0%

The CRM Funds

THE CRM FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS (Continued)
CRM Large Cap Value Fund

Common Stocks
Manufacturing	20.6%
Finance & Insurance	21.3%
Oil & Gas	8.9%
Wholesale & Retail Trade	8.4%
Services	8.0%
Computer Services	5.6%
Transportation	4.3%
Healthcare	4.2%
Entertainment & Leisure	2.7%
Consumer Products	2.6%
Aerospace & Defense	2.4%
Retail & Merchandising	2.3%
Electric, Gas, Water & Utilities	1.7%
Short-Term Investments	5.1%
U.S. Treasury Obligations	1.9%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC’s website at http://www.sec.gov, or they may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).
The CRM Funds

CRM MUTUAL FUND TRUST
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005(Unaudited)

		Market
Shares		Value
Common Stock (95.6%)
Aerospace & Defense (2.3%)
224,287	DRS Technologies, Inc.* (a)	$11,532,838
432,500	K&F Industries Holdings, Inc.*	6,643,200

		18,176,038

Business Services (1.2%)
528,500	Korn/Ferry International*	9,877,665

Communication & Broadcasting (1.4%)
Telecommunications (1.4%)
783,767	Journal Communications, Inc. — Class A	10,933,550

Communication Equipment (0.4%)
287,400	Efj, Inc.*	2,917,110

Computer Services (5.8%)
244,500	Avid Technology, Inc.* (a)	13,388,820
178,300	Ihs, Inc.*	3,658,716
1,117,189	Insight Enterprises, Inc.*	21,908,076
274,247	Transaction Systems Architects, Inc.*	7,895,571

		46,851,183

Computer Services & Software (0.6%)
394,400	Unica Corp.*	4,752,520

Consumer Discretionary (1.3%)
Casino & Gaming (1.3%)
425,883	Isle of Capri Casinos, Inc.*	10,374,510

Consumer Products (1.2%)
681,200	Playtex Products, Inc.**	9,312,004

Electric, Gas, Water, & Utilities (4.0%)
283,123	AGL Resources, Inc.	9,855,512
437,364	El Paso Electric Co.*	9,202,139
551,671	Southern Union Co.*	13,035,985

		32,093,636

Entertainment & Leisure (1.4%)
385,530	Intrawest Corp.	11,161,094

Finance & Insurance (10.4%)
Financial Services (0.8%)
167,700	Stifel Financial Corp.*	6,303,843

Insurance Carriers (2.1%)
590,750	American Equity Investment Life Holdings Co.*	7,709,288
137,202	First American Corp. (a)	6,215,251
83,982	Midland Co.	3,026,711

		16,951,250

Savings, Credit, & Other Financial Institutions (7.5%)
202,300	Americanwest Bancorporation*	$4,780,349
120,139	Capital Corp of the West*	3,898,511
152,100	Centennial Bank Holdings, Inc.*	1,881,477
232,513	Cullen/Frost Bankers, Inc.	12,481,297
76,300	CVB Financial Corp.*	1,549,653
66,600	First Midwest Bancorp, Inc.	2,334,996
140,102	Glacier Bancorp, Inc.	4,210,065
279,764	Main Street Banks, Inc.*	7,617,974
124,004	Pacific Capital Corp.*	4,412,062
425,681	The Bancorp, Inc.*	7,236,577
358,400	The South Financial Group, Inc. *	9,870,336

		60,273,297

		83,528,390

Healthcare (2.1%)
Health Care Equipment & Supplies (0.3%)
83,600	West Pharmaceuticals Services, Inc.*	2,092,508

Healthcare — Services (1.8%)
637,861	Apria Healthcare Group, Inc.*(a)	15,378,828

		17,471,336

Manufacturing (22.9%)
Auto Parts & Equipment (2.1%)
875,293	Tenneco Automotive, Inc.*	17,164,496

Building — Residential/commercial (1.0%)
399,600	Technical Olympic USA, Inc.*(a)	8,427,564

Chemical & Allied Products (3.7%)
548,565	Airgas, Inc. (a)	18,047,789
488,259	Compass Minerals International, Inc.	11,981,876

		30,029,665

Containers & Packaging (1.6%)
199,437	Greif, Inc. — Class A	13,218,684

Diversified Manufacturing Industries (0.0%)
47,279	Mascotech, Inc. Escrow*	0

Food & Beverage (1.4%)
292,178	Ralcorp Holdings, Inc.*	11,660,824

Machinery & Heavy Equipment (1.7%)
224,693	Terex Corp.* (a)	13,346,764

Manufactured Homes (1.0%)
243,648	Winnebago Industries, Inc. (a)	8,108,605

See accompanying notes.

CRM MUTUAL FUND TRUST
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2005 (Unaudited)

		Market
Shares		Value
Common Stock
Manufacturing (continued)
Misc. Electrical Machinery, Equipment, & Supplies (3.1%)
698,831	Regal Beloit Corp.*	$24,738,617

Misc. Industrial Machinery & Equipment (4.9%)
349,530	Briggs & Stratton Corp. (a)	13,558,269
805,994	Kaydon Corp. (a)	25,904,646

		39,462,915

Misc. Manufacturing Industries (0.1%)
35,400	Reddy Ice Holdings, Inc.*	772,074

Paper Products (1.1%)
598,300	Glatfelter, (P.H.) Co.	8,489,877

Semiconductors (1.2%)
721,700	Integrated Device Technology, Inc.*	9,512,006

		184,932,091

Oil & Gas (4.4%)
402,030	Pride International, Inc.* (a)	12,362,423
862,045	Range Resources Corp.*	22,706,265

		35,068,688

Real Estate Investment Trusts (3.4%)
1,344,205	Highland Hospitality Corp.*	14,853,465
968,500	Omega Healthcare Investors, Inc.*	12,193,415

		27,046,880

Services (8.2%)
Business Services (2.6%)
226,500	Forrester Research, Inc.*	4,246,875
407,415	G & K Services, Inc.	15,991,039

		20,237,914

Commercial Services (1.6%)
235,299	Arbitron, Inc*	8,936,656
171,128	Interactive Data Corp.*	3,886,317

		12,822,973

Educational Services (1.4%)
979,402	Corinthian Colleges, Inc.*	11,537,356

Engineering & R/d Services (1.1%)
245,818	URS Corp.*	9,245,215

Sanitary Services (1.5%)
927,160	Casella Waste Systems, Inc.*	11,858,376

		65,701,834

Technology (4.7%)
243,592	Electro Scientific Industries, Inc.*	5,882,747
1,167,300	Lionbridge Technologies, Inc.*	8,194,446
4,241,350	SkillSoft PLC, ADR*	23,327,425

		37,404,618

Transportation (3.2%)
Marine (1.6%)
240,910	Kirby Corp.*	$12,568,275

Railroads (1.6%)
1,214,905	RailAmerica, Inc.*	13,351,806

		25,920,081

Wholesale & Retail Trade (16.7%)
Retail — Automobiles (1.3%)
277,383	United Auto Group, Inc. (a)	10,596,031

Retail Apparel & Accessory Stores (3.4%)
450,315	AnnTaylor Stores Corp.*	15,544,874
420,982	Too, Inc.*	11,875,902

		27,420,776

Retail Building Materials (2.5%)
866,804	Interline Brands, Inc.*	19,719,791

Retail Eating & Drinking Places (2.7%)
826,876	Ruby Tuesday, Inc. (a)	21,407,819

Specialty Retail Stores (3.0%)
315,441	Central Garden & Pet Co.*	14,491,360
273,700	School Specialty, Inc.*	9,973,628

		24,464,988

Wholesale Miscellaneous (3.8%)
552,600	Aviall*(a)	15,914,880
96,710	Brightpoint, Inc.*	2,681,768
240,600	ScanSource, Inc.*	13,156,008

		31,752,656

		135,362,061

Total Common Stock (Cost $623,436,005)		768,885,289

Short-term Investments (4.4%)
17,750,976	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	17,750,976
17,750,976	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	17,750,976

Total Short-term Investments (Cost $35,501,952)		35,501,952

Total Investments (100.0%) (Cost $658,937,957)		$804,387,241	[1]

See accompanying notes.

CRM MUTUAL FUND TRUST
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2005 (Unaudited)

		Market
Par/Shares		Value
Short-term Investments Held As Collateral For Loaned Securities
Floating Rate Certificate of Deposit
$1,972,092	Banco Santander, 4.336%, 6/13/06	$1,972,092

Total Floating Rate Certificate of Deposit		1,972,092

Floating Rate Commercial Paper
630,162	Morgan Stanley, 4.330%, 1/10/06	630,162
37,029,448	S.E. Banken, 3.759%, 1/17/06	37,029,447

Total Floating Rate Commercial Paper		37,659,609

Institutional Money Market Trust
62,713,944	BlackRock Institutional Money Market Trust	62,713,944

Total Institutional Money Market Trust		62,713,944

Time Deposit
9,020,091	Societe Generale, 3.75%, 1/03/06	9,020,091

Total Time Deposit		9,020,091

Total Short-term Investments Held As Collateral For Loaned Securities (Cost $111,365,736)[2]		$111,365,736

ADR American Depository Receipt.

*	Non-incoming producing security.

(a)	Security partially or fully on loan.

[1]	At December 31, 2005, the market value of securities on loan for the Small Cap Value Fund was $107,297,693.

[2]	The investments held as collateral on loaned securities represented 13.9% of the net assets of the Small Cap Value Fund.
See accompanying notes.

CRM MUTUAL FUND TRUST
SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (Unaudited)

		Market
Shares		Value
Common Stock (95.6%)
Aerospace & Defense (7.1%)
34,100	Esterline Technologies Corp.	$1,268,179
33,500	Goodrich Corp. (a)	1,376,850
45,400	Moog, Inc. — Class A*	1,288,452

		3,933,481

Computer Services (4.4%)
20,700	Activision, Inc. *(a)	284,418
20,900	Avid Technology, Inc. *(a)	1,144,484
16,900	Caci International, Inc. *	969,722

		2,398,624

Consumer Products (1.0%)
15,400	Chattem, Inc. *	560,406

Electric, Gas, Water, & Utilities (5.5%)
39,500	CMS Energy Corp. *(a)	573,145
28,900	Northeast Utilities(a)	569,041
11,600	NRG Energy, Inc. *	546,592
42,680	Southern Union Co. *	1,008,528
14,500	Transalta Corp.	316,535

		3,013,841

Entertainment & Leisure (3.3%)
35,300	Regal Entertainment Group*	671,406
25,700	Royal Caribbean Cruises, Ltd. (a)	1,158,042

		1,829,448

Finance & Insurance (15.2%)
Asset Management (1.0%)
12,400	Nuveen Investments — Class A	528,488

Commercial Banks (1.1%)
13,200	Webster Financial Corp.	619,080

Insurance Carriers (5.9%)
11,900	Ambac Financial Group, Inc.	917,014
21,600	Assurant, Inc. (a)	939,384
8,400	MBIA, Inc. (a)	505,344
21,100	Protective Life Corp.	923,547

		3,285,289

Savings, Credit, & Other Financial Institutions (3.8%)
8,500	Affiliated Managers Group, Inc. *(a)	682,125
16,950	Brookfield Asset Management, Inc. — Class A	853,094
22,700	Huntington Bancshares, Inc. (a)	539,125

		2,074,344

Security & Commodity Brokers, Dealers, & Services (1.5%)
40,900	E*TRADE Financial Corp. *	853,174

State & National Banks (1.9%)
37,600	North Fork Bancorp, Inc. (a)	$1,028,736

		8,389,111

Healthcare (5.5%)
Healthcare — Services (1.4%)
31,700	Apria Healthcare Group, Inc. *(a)	764,287

Healthcare — Supplies (4.1%)
21,400	C R Bard, Inc.	1,410,688
12,500	Millipore Corp. (a)	825,500

		2,236,188

		3,000,475

Manufacturing (29.8%)
Biotechnology (1.4%)
42,400	Cambrex Corp.	795,848

Building Materials & Components (2.2%)
28,800	NCI Building Systems, Inc. *(a)	1,223,424

Chemical & Allied Products (6.7%)
36,100	Airgas, Inc.	1,187,690
21,200	Cytec Industries, Inc.	1,009,756
10,300	FMC Corp. *	547,651
44,100	Rockwood Holdings, Inc. *	870,093

		3,615,190

Diversified Manufacturing Industries (2.2%)
17,550	Carlisle Cos. , Inc.	1,213,583
3,000	Mascotech, Inc. Escrow*	0

		1,213,583

Electronic Components & Equipment (4.1%)
25,300	Amphenol Corp. — Class A	1,119,778
33,800	NCR Corp. *(a)	1,147,172

		2,266,950

Food & Beverage (2.4%)
18,300	McCormick & Co., Inc (a)	565,836
18,900	Ralcorp Holdings, Inc. *	754,299

		1,320,135

Furniture (1.7%)
40,100	Leggett & Platt, Inc.	920,696

Misc Industrial Machinery & Equipment (2.9%)
31,500	Acco Brands Corp. *	771,750
24,900	Kaydon Corp.	800,286

		1,572,036

See accompanying notes.

CRM MUTUAL FUND TRUST
SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2005 (Unaudited)

		Market
Shares		Value
Common Stock
Manufacturing (continued)
Precision Instruments & Medical Supplies (2.2%)
52,500	PerkinElmer, Inc.	$1,236,900

Semiconductors (2.7%)
69,500	Brooks Automation, Inc. *	870,835
48,500	Integrated Device Technology, Inc. *	639,230

		1,510,065

Telecommunications Equipment (1.3%)
68,200	Avaya, Inc. *	727,694

		16,402,521

Oil & Gas (4.6%)
28,800	Pride International, Inc. *(a)	885,600
22,000	Questar Corp.	1,665,400

		2,551,000

Real Estate (1.5%)
12,300	The Saint Joe Co.	826,806

Services (4.7%)
Business Services (2.4%)
22,900	Manpower, Inc. (a)	1,064,850
47,700	Parametric Technology Corp. *	290,970

		1,355,820

Engineering & R/d Services (1.3%)
18,600	URS Corp. *	699,546

Telecommunications Services (1.0%)
19,300	Amdocs, Ltd. *	530,750

		2,586,116

Transportation (2.3%)
Railroads (2.3%)
24,700	CSX Corp.	1,254,019

Wholesale & Retail Trade (10.7%)
Retail — Automobiles (1.1%)
15,700	United Auto Group, Inc. (a)	599,740

Retail Apparel & Accessory Stores (2.1%)
33,100	AnnTaylor Stores Corp. *	1,142,612

Retail Eating & Drinking Places (2.1%)
43,900	Ruby Tuesday, Inc. (a)	1,136,571

Retail Furniture Stores (0.6%)
16,400	Tuesday Morning Corp.	343,088

Specialty Retail Stores (3.0%)
29,700	Claire’s Stores, Inc.	867,834
34,200	Dollar Tree Stores, Inc. *(a)	818,748

		1,686,582

Wholesale-industrial Supplies (1.8%)
27,900	Hughes Supply, Inc.	$1,000,215

		5,908,808

Total Common Stock (Cost $48,729,146)		52,654,656

Short-term Investments (3.4%)
922,669	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	922,669
922,668	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	922,668

Total Short-term Investments (Cost $1,845,337)		1,845,337

Par
U S Treasury Obligations (1.0%)
$100,000	U.S. Treasury Bills, 3.75%, 1/05/06	99,960
100,000	U.S. Treasury Bills, 3.57%, 1/12/06	99,896
200,000	U.S. Treasury Bills, 3.49%, 1/19/06	199,646
150,000	U.S. Treasury Bills, 3.47%, 1/26/06	149,640

Total U S Treasury Obligations (Cost $549,142)		549,142

Total Investments (100.0%) (Cost $51,123,625)		$55,049,135	[1]

Short-term Investments Held As Collateral For Loaned Securities
Floating Rate Certificate of Deposit
316,991	Banco Santander, 4.34%, 1/13/06	316,991

Total Floating Certificate of Deposit		316,991

Floating Rate Commercial Paper
3,834,151	S E Banken, 4.34%, 1/17/06	3,834,151
616,761	Morgan Stanley, 4.33%, 1/02/06	616,761

Total Floating Rate Commercial Paper		4,450,912

Shares
Institutional Money Market Trust
8,392,032	BlackRock Institutional Money Market Trust	8,392,032

Total Institutional Money Market Trust		8,392,032

See accompanying notes.

CRM MUTUAL FUND TRUST
SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2005 (Unaudited)

		Market
Par		Value
Master Note
$1,765,349	Merrill Lynch & Co , Inc. , 4.35%, 1/03/06	$1,765,349

Total Master Note		1,765,349

Time Deposit
1,372,116	Societe Generale, 3.75%, 1/03/06	1,372,116

Total Time Deposit		1,372,116

Total Short-term Investments Held As Collateral For Loaned Securities (Cost $16,297,400)[2]		$16,297,400

ADR American Depository Receipt.

*	Non-incoming producing security.

(a)	Security partially or fully on loan.

[1]	At December 31, 2005, the market value of securities on loan for the Small/Mid Cap Value Fund was $15,627,555.

[2]	The investments held as collateral on loaned securities represented 29.7% of the net assets of the Small/Mid Cap Value Fund.
See accompanying notes.

CRM MUTUAL FUND TRUST
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (Unaudited)

		Market
Shares		Value
Common Stock (93.4%)
Aerospace & Defense (2.8%)
1,444,900	Goodrich Corp. (a)	$59,385,390
Communication & Broadcasting (1.5%)
663,900	Scripps, (E.W.) Co. — Class A (a)	31,880,478

Computer Services & Software (0.5%)
745,000	Activision, Inc.* (a)	10,236,300

Consumer Products (1.6%)
449,600	Fortune Brands, Inc. (a)	35,077,792

Electric, Gas, Water, & Utilities (9.4%)
953,200	AGL Resources, Inc.	33,180,892
1,459,500	CMS Energy Corp.*	21,177,345
861,500	FirstEnergy Corp.	42,204,885
1,097,100	Northeast Utilities (a)	21,601,899
844,300	PG&E Corp.* (a)	31,340,416
1,076,800	PPL Corp.	31,657,920
325,000	Public Service Enterprise Group, Inc.	21,115,250

		202,278,607

Entertainment & Leisure (4.1%)
620,500	Harrah’s Entertainment, Inc. (a)	44,235,445
952,200	Royal Caribbean Cruises, Ltd. (a)	42,906,132

		87,141,577

Finance & Insurance (14.4%)
Asset Management (0.9%)
474,600	Nuveen Investments — Class A	20,227,452

Commercial Banks (1.4%)
721,400	Marshall & Ilsley Corp.	31,049,056

Insurance Carriers (4.5%)
913,000	Aon Corp. (a)	32,822,350
725,200	Assurant, Inc. (a)	31,538,948
482,900	MBIA, Inc. (a)	29,051,264

		93,412,562

Savings, Credit, & Other Financial Institutions (2.5%)
644,750	Brookfield Asset Management, Inc. — Class A	32,450,268
917,400	Huntington Bancshares, Inc. (a)	21,788,250

		54,238,518

Security & Commodity Brokers, Dealers, & Services (1.5%)
1,544,700	E*TRADE Financial Corp.*	32,222,442

State & National Banks (3.6%)
1,670,650	North Fork Bancorp, Inc. (a)	45,708,984
583,200	State Street Corp. (a)	32,332,608

		78,041,592

		309,191,622

Healthcare (4.3%)
Healthcare — Supplies (4.3%)
917,200	C.R. Bard, Inc.	$60,461,824
476,700	Millipore Corp. (a)	31,481,268

		91,943,092

Manufacturing (28.2%)
Building Materials & Components (3.5%)
948,500	American Standard Cos., Inc. (a)	37,892,575
801,200	Sherwin-Williams Co. (a)	36,390,504

		74,283,079

Chemical & Allied Products (2.7%)
438,800	Praxair, Inc. (a)	23,238,848
1,399,200	Syngenta AG — ADR	34,854,072

		58,092,920

Diversified Manufacturing Industries (5.0%)
582,700	Carlisle Cos., Inc.	40,293,705
327,000	ITT Industries, Inc. (a)	33,622,140
689,500	The Brink’s Co.	33,033,945

		106,949,790

Diversified-industrial Products (2.5%)
689,700	Textron, Inc.	53,093,106

Electronic Components & Equipment (5.9%)
662,300	Amphenol Corp. — Class A	29,313,398
1,923,400	NCR Corp.* (a)	65,280,195
1,515,400	Thomson — Sponsored ADR	31,732,476

		126,326,069

Food & Beverage (2.7%)
827,800	McCormick & Co., Inc. (a)	25,595,576
1,050,900	Sysco Corp.	32,630,445

		58,226,021

Metal Products (1.2%)
478,500	Precision Castparts Corp.	24,791,085

Precision Instruments & Medical Supplies (3.0%)
2,758,000	PerkinElmer, Inc.	64,978,480

Telecommunications Equipment (1.7%)
3,387,700	Avaya, Inc.*	36,146,759

		602,887,309

Oil & Gas (3.9%)
599,900	KeySpan Corp.	21,410,431
830,900	Questar Corp.	62,899,130

		84,309,561

See accompanying notes.

CRM MUTUAL FUND TRUST
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2005 (Unaudited)

		Market
Shares		Value
Common Stock
Services (10.5%)
Business Services (5.3%)
708,600	The Dun & Bradstreet Corp.* (a)	$47,447,856
912,700	Manpower, Inc. (a)	42,440,550
500,700	Pitney Bowes, Inc. (a)	21,154,575

		111,042,981

Commercial Services (3.3%)
560,200	Arbitron, Inc*	21,276,396
1,129,400	Choicepoint,Inc*	50,269,594

		71,545,990

Telecommunications Services (1.9%)
1,508,100	Amdocs, Ltd.*	41,472,750

		224,061,721

Transportation (6.3%)
Railroads (5.1%)
977,700	CSX Corp.	49,637,829
585,200	Florida East Coast Industries, Inc. — Class B	24,794,924
803,400	Norfolk Southern Corp.	36,016,422

		110,449,175

Trucking (1.2%)
448,400	CNF, Inc.	25,061,076

		135,510,251

Wholesale & Retail Trade (5.9%)
Retail Department Stores (2.8%)
747,900	Federated Department Stores, Inc.*	49,608,207
535,800	Saks, Inc.*	9,033,588

		58,641,795

Retail Eating & Drinking Places (1.5%)
825,600	Brinker International, Inc.	31,917,696

Specialty Retail Stores (1.6%)
1,455,100	Dollar Tree Stores, Inc.* (a)	34,835,094

		125,394,585

Total Common Stock (Cost $1,829,048,359)		1,999,298,285

Exchange Traded Funds (1.1%)
136,500	iShares Russell Midcap Index Fund*	12,002,445
89,100	Midcap SPDR Trust Series I* (a)	12,000,879

Total Exchange Traded Funds (Cost $24,229,589)		24,003,324

Short-term Investments (3.4%)
36,380,797	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	$36,380,797
36,380,796	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	36,380,796

Total Short-term Investments (Cost $72,761,593)		72,761,593

Par
U.S. Treasury Obligations (2.1%)
$10,000,000	U.S. Treasury Bills, 3.74%, 01/05/06	9,995,844
8,000,000	U.S. Treasury Bills, 3.51%, 01/12/06	7,991,420
2,000,000	U.S. Treasury Bills, 3.66%, 01/12/06	1,997,655
10,000,000	U.S. Treasury Bills, 3.49%, 01/19/06	9,982,575
10,000,000	U.S. Treasury Bills, 3.46%, 01/26/06	9,975,973
2,000,000	U.S. Treasury Bills, 3.57%, 02/02/06	1,993,653
2,000,000	U.S. Treasury Bills, 3.88%, 02/16/06	1,990,020
2,000,000	U.S. Treasury Bills, 3.90%, 03/09/06	1,986,155

Total U.S. Treasury Obligations (Cost $45,912,820)		45,913,295

Total Investments (100.0%) (Cost $1,971,952,361)		$2,141,976,497	[1]

Short-term Investments Held As Collateral For Loaned Securities
Floating Rate Certificate of Deposit
10,383,358	Banco Santander, 4.34%, 1/13/06	10,383,358

Total Floating Rate Certificate of Deposit		10,383,358

Floating Rate Commercial Paper
17,362,083	Morgan Stanley, 4.33%, 1/02/06	17,362,083
100,492,859	S E Banken, 4.34%, 1/17/06	100,492,859

Total Floating Rate Commercial Paper		117,854,942

Floating Rate Notes
4,919,581	Natexis, 4.30%, 1/02/06	4,919,581

Total Floating Rate Notes		4,919,581

Shares
Institutional Money Market Trust
120,218,666	BlackRock Institutional Money Market Trust	120,218,666

Total Institutional Money Market Trust		120,218,666

See accompanying notes.

CRM MUTUAL FUND TRUST
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2005 (Unaudited)

		Market
Par		Value
Master Note
$7,192,788	Merrill Lynch & Co., 4.35%, 1/03/06	$7,192,788

Total Master Note		7,192,788

Time Deposit
15,184,290	Societe Generale, 3.75%, 1/03/06	15,184,290

Total Time Deposit		15,184,290

Total Short-term Investments Held As Collateral For Loaned Securities (Cost $275,753,625)[2]		$275,753,625

ADR American Depository Receipt.

*	Non-incoming producing security.

(a)	Security partially or fully on loan.

[1]	At December 31, 2005, the market value of securities on loan for the Mid Cap Value Fund was $266,165,744.

[2]	The investments held as collateral on loaned securities represented 12.9% of the net assets of the Mid Cap Value Fund.
See accompanying notes.

CRM MUTUAL FUND TRUST
MID/LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (Unaudited)

		Market
Shares		Value
Common Stock (79.3%)
Aerospace & Defense (5.0%)
1,300	Honeywell International, Inc.	$48,425
1,300	United Technologies Corp.	72,683

		121,108

Communication & Broadcasting (2.2%)
3,000	Time Warner, Inc.*	52,320

Computer Services (3.3%)
800	CACI International, Inc.*	45,904
2,700	Oracle Corp.*	32,967

		78,871

Consumer Discretionary (1.6%)
Movies & Entertainment (1.6%)
1,200	Vivendi Universal SA, ADR	37,716

Consumer Products (1.8%)
800	Colgate-Palmolive Co.	43,880

Electric, Gas, Water, & Utilities (4.5%)
2,500	CMS Energy Corp.*	36,275
700	Exelon Corp.	37,198
1,500	Southern Union Co.*	35,445

		108,918

Entertainment & Leisure (5.9%)
500	Harrah’s Entertainment, Inc.	35,645
2,200	The Walt Disney Co.	52,734
1,600	Viacom, Inc.*	52,416

		140,795

Finance & Insurance (6.8%)
Asset Management (1.1%)
200	Lehman Brothers Holdings, Inc.	25,634

Insurance Carriers (1.3%)
900	Aon Corp.	32,355

Security & Commodity Brokers, Dealers, & Services (1.5%)
1,700	E*TRADE Financial Corp.*	35,462

State & National Banks (2.9%)
1,100	Bank of New York Co., Inc.	35,035
1,300	North Fork Bancorp, Inc.	35,568

		70,603

		164,054

Healthcare (9.3%)
Healthcare — Supplies (4.7%)
1,900	Boston Scientific Corp.*	46,531
1,000	C.R. Bard, Inc.	65,920

		112,451

Pharmaceuticals (4.6%)
2,100	Pfizer, Inc.	$48,972
1,400	Sanofi-Aventis — ADR*	61,460

		110,432

		222,883

Information Technology (1.5%)
Systems Software (1.5%)
1,300	MTC Technologies Inc.*	35,594

Manufacturing (17.2%)
Computers & Office Equipment (1.4%)
1,200	Hewlett-Packard Co.	34,356

Diversified Manufacturing Industries (1.6%)
800	The Brink’s Co.	38,328

Electronic Components & Equipment (5.6%)
1,000	Littelfuse, Inc.*	27,250
2,100	NCR Corp.*	71,274
1,600	Thomson — Sponsored ADR	33,504

		132,028

Food & Beverage (1.8%)
2,300	Lance, Inc.	42,849

Furniture (1.6%)
2,400	Steelcase, Inc.*	37,992

Misc. Industrial Machinery & Equipment (1.3%)
1,300	Acco Brands Corp.*	31,850

Precision Instruments & Medical Supplies (2.9%)
3,000	PerkinElmer, Inc.	70,680

Semiconductors (1.0%)
1,800	Integrated Device Technology, Inc.*	23,724

		411,807

Oil & Gas (4.1%)
800	Questar Corp.	60,560
1,600	The Williams Companies, Inc.	37,072

		97,632

Services (10.7%)
Business Services (5.0%)
1,200	First Data Corp.	51,612
900	G & K Services, Inc.	35,325
700	Manpower, Inc.	32,550

		119,487

See accompanying notes.

CRM MUTUAL FUND TRUST
MID/LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2005 (Unaudited)

		Market
Shares		Value
Common Stock (continued)
Telecommunications Services (5.7%)
1,300	Amdocs, Ltd.*	$35,750
2,900	Sprint Corp.	67,744
1,000	Telefonaktiebolaget LM Ericsson, ADR*	34,400

		137,894

		257,381

Wholesale & Retail Trade (5.4%)
Retail Department Stores (2.0%)
700	Federated Department Stores, Inc.*	46,431

Retail Eating & Drinking Places (1.5%)
1,400	Ruby Tuesday, Inc.	36,246

Specialty Retail Stores (1.9%)
2,600	Gus PLC, ADR*	46,280

		128,957

Total Common Stock (Cost $1,901,959)		1,901,916

Short-term Investments (6.3%)
75,207	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	75,207
75,206	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	75,206

Total Short-term Investments (Cost $150,413)		150,413

Exchange Traded Funds (1.9%)
Finance & Insurance (1.9%)
900	streetTRACKS KBW Bank ETF*
(Cost $47,745)		46,764

		Market
Par		Value
U.S. Treasury Obligations (12.5%)
$100,000	U.S. Treasury Bills, 3.75%, 1/05/06	$99,951
100,000	U.S. Treasury Bills, 3.57%, 1/12/06	99,884
100,000	U.S. Treasury Bills, 3.44%, 1/19/06	99,818

Total U.S. Treasury Obligations (Cost $299,653)		299,653

Total Investments (100.0%) (Cost $2,399,771)		$2,398,746

ADR	American Depository Receipt.

*	Non-incoming producing security.
See accompanying notes.

CRM MUTUAL FUND TRUST
LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (Unaudited)

		Market
Shares		Value
Common Stock (93.0%)
Aerospace & Defense (2.4%)
15,506	Raytheon Co.	$622,566

Computer Services (5.6%)
30,948	Microsoft Corp.	809,290
52,537	Oracle Corp.*	641,477

		1,450,767

Consumer Products (2.6%)
12,022	Colgate-Palmolive Co.	659,407

Electric, Gas, Water, & Utilities (1.7%)
14,588	PPL Corp.	428,887

Entertainment & Leisure (2.7%)
29,267	The Walt Disney Co.	701,530

Finance & Insurance (21.3%)
Financial Services (9.5%)
17,246	Citigroup, Inc.	836,948
21,521	JP Morgan Chase & Co.	854,168
24,951	U.S. Bancorp	745,785

		2,436,901

Insurance Carriers (9.3%)
8,569	Ambac Financial Group, Inc.	660,327
7,839	American International Group, Inc.	534,855
5,407	Chubb Corp.	527,994
12,930	Lincoln National Corp.	685,678

		2,408,854

Savings, Credit, & Other Financial Institutions (2.5%)
14,611	Washington Mutual, Inc.	635,579

		5,481,334

Healthcare (4.2%)
Health Care Providers & Service (1.6%)
5,161	Wellpoint, Inc*	411,796

Pharmaceuticals (2.6%)
15,500	Sanofi-Aventis — ADR*	680,450

		1,092,246

Manufacturing (20.6%)
Chemical & Allied Products (2.8%)
16,400	Dow Chemical Co.	718,648

Computers & Office Equipment (4.8%)
25,800	Hewlett-Packard Co.	738,654
5,947	International Business Machines Corp.	488,843

		1,227,497

Diversified Manufacturing Industries (4.6%)
6,900	3M Company	534,750
22,407	Tyco International Ltd.	646,666

		1,181,416

Misc. Electrical Machinery, Equipment, & Supplies (6.3%)
9,500	Emerson Electric Co.	709,650
26,714	General Electric Co.	936,326

		1,645,976

Pharmaceutical Preparations (2.1%)
13,738	Abbott Laboratories	541,689

		5,315,226

Oil & Gas (8.9%)
12,076	ChevronTexaco Corp.	685,555
15,500	Exxon Mobil Corp.	870,635
12,096	Halliburton Co.	749,468

		2,305,658

Retail & Merchandising (2.3%)
12,900	Wal-Mart Stores, Inc.	603,720

Services (8.0%)
Business Services (2.6%)
14,589	Automatic Data Processing, Inc.	669,489

Telecommunications Services (5.4%)
25,300	AT&T, Inc.*	619,597
28,368	BellSouth Corp.	768,773

		1,388,370

		2,057,859

Transportation (4.3%)
Railroads (4.3%)
11,200	CSX Corp.	568,624
12,035	Norfolk Southern Corp.	539,529

		1,108,153

Wholesale & Retail Trade (8.4%)
Retail Building Materials (2.4%)
15,542	Home Depot, Inc.	629,140

Retail Department Stores (2.9%)
15,501	Kohl’s Corp.*	753,349

Wholesale — Machinery Equipment (3.1%)
11,213	W.W. Grainger, Inc.	797,244

		2,179,733

Total Common Stock (Cost $19,017,759)[1]		24,007,086

See accompanying notes.

CRM MUTUAL FUND TRUST
LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2005 (Unaudited)

		Market
Shares		Value
Short-term Investments (5.1%)
655,297	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	$655,297
655,296	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	655,296

Total Short-term Investments (Cost $1,310,593)		1,310,593

Par
U.S. Treasury Obligations (1.9%)
United States (1.9%)
$150,000	U.S. Treasury Bills, 3.74%, 1/05/06	149,922
150,000	U.S. Treasury Bills, 3.51%, 1/12/06	149,825
200,000	U.S. Treasury Bills, 3.49%, 1/19/06	199,632

Total U.S. Treasury Obligations (Cost $499,378)		499,379

Total Investments (100.0%) (Cost $20,827,730)		$25,817,058	[1]

Short-term Investments Held As Collateral For Loaned Securities
Floating Rate Commercial Paper
$1,054,602	Morgan Stanley 4.33%, 1/10/06	$1,054,602
1,074,055	S E Banken, 4.34%, 1/17/06	1,074,055

Total Floating Rate Commercial Paper		2,128,657

Institutional Money Market Trust
4,131,705	BlackRock Institutional Money Market Trust	4,131,705

Total Institutional Money Market Trust		4,131,705

Master Note
$708,414	Merrill Lynch & Co., 4.35%, 1/03/06	708,414

Total Master Note		708,414

Time Deposit
585,720	Societe Generale, 3.75%, 1/03/06	585,720

Total Time Deposit		585,720

Total Short-term Investments Held As Collateral For Loaned Securities (Cost $7,554,496)(2)		$7,554,496

ADR	American Depository Receipt.

*	Non-incoming producing security.

(a)	Security partially or fully on loan.

[1]	At December 31, 2005, the market value of securities on loan for the Large Cap Value Fund was $7,289,321.

[2]	The investments held as collateral on loaned securities represented 30.0% of the net assets of the Large Cap Value Fund.
See accompanying notes.

THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005 (Unaudited)

	Small Cap	Small/Mid Cap	Mid Cap	Mid/Large Cap	Large Cap
	Value Fund	Value Fund	Value Fund	Value Fund	Value Fund
ASSETS:
Investments
Investments, at cost	$658,937,957	$51,123,625	$1,971,952,361	$2,399,771	$20,827,730
Net unrealized appreciation (depreciation)	145,449,284	3,925,510	170,024,136	(1,025)	4,989,328

Total investments, at value	804,387,241	55,049,135	2,141,976,497	2,398,746	25,817,058
Securities lending collateral	111,365,736	16,297,400	275,753,625	—	7,554,496
Receivable for fund shares sold	3,799,797	3,960	13,963,375	150,000	—
Receivable for securities sold	2,196,673	203,341	—	2,311	—
Receivable from advisor	—	—	—	11,166	—
Dividends and interest receivable	756,548	44,222	2,535,805	2,372	48,626
Other assets	36,950	1,455	26	1	1,075

Total assets	922,542,945	71,599,513	2,434,229,328	2,564,596	33,421,255

LIABILITIES:
Obligation to return securities lending collateral	111,365,736	16,297,400	275,753,625	—	7,554,496
Payable for fund shares redeemed	479,758	269,525	1,758,782	—	—
Payable for securities purchased	8,578,932	126,616	19,325,137	15,700	622,648
Accrued management fee	508,346	37,614	1,285,602	—	11,780
Other accrued expenses	176,099	32,791	28,044	13,471	11,148

Total liabilities	121,108,871	16,763,946	298,151,190	29,171	8,200,072

NET ASSETS	$801,434,074	$54,835,567	$2,136,078,138	$2,535,425	$25,221,183

COMPONENTS OF NET ASSETS
Paid-in capital	$648,375,878	$51,138,425	$1,914,256,828	$2,536,000	$20,687,650
Undistributed net investment income (accumulated loss)	(674,525)	(46,464)	565,487	1,522	65,594
Accumulated net realized gain (loss) on investments	8,283,437	(181,904)	51,231,687	(1,072)	(521,389)
Net unrealized appreciation (depreciation) of investments	145,449,284	3,925,510	170,024,136	(1,025)	4,989,328

NET ASSETS	$801,434,074	$54,835,567	$2,136,078,138	$2,535,425	$25,221,183

NET ASSETS BY SHARE CLASS
Investor Shares	$291,390,425	$26,127,550	$719,748,976	$1,385,658	$25,221,183
Institutional Shares	510,043,649	28,708,017	1,416,329,162	1,149,767	—

NET ASSETS	$801,434,074	$54,835,567	$2,136,078,138	$2,535,425	$25,221,183

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	11,406,103	2,125,773	26,971,620	138,550	2,002,947

Institutional Shares	19,253,178	2,331,030	52,399,200	115,000	—

NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$25.55	$12.29	$26.69	$10.00	$12.59

Institutional Shares	$26.49	$12.32	$27.03	$10.00	$—

See accompanying notes.	The CRM Funds

THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2005 (Unaudited)

	Small Cap	Small/Mid Cap	Mid Cap	Mid/Large Cap	Large Cap
	Value Fund	Value Fund	Value Fund	Value Fund[1]	Value Fund
INVESTMENT INCOME
Dividends	$2,738,097	$215,557	$10,718,046	$1,223	$222,416
Interest	420,882	50,093	2,492,549	3,104	19,389
Securities lending income	47,896	5,600	103,854	—	2,930
Foreign tax withheld	(3,748)	(3,033)	(70,843)	—	—

Total investment income	3,203,127	268,217	13,243,606	4,327	244,735

EXPENSES
Investment advisory fees	2,886,949	171,416	6,929,723	1,508	65,327
Administration and accounting fees	238,941	26,237	485,046	4,462	16,922
Custody fees	50,452	12,274	93,356	512	2,867
Transfer Agent fees	85,477	1,639	121,818	310	2,881
Shareholder reports	66,014	9,822	87,624	336	1,150
Shareholder services-Investor Shares	356,916	32,425	832,466	289	29,694
Trustee fees and expenses	18,074	17,763	17,991	—	17,552
Registration fees	22,376	25,204	50,002	2,186	12,919
Professional fees	52,125	18,290	56,554	4,952	16,652
Miscellaneous	100,271	7,217	196,674	924	3,956

Total expenses	3,877,595	322,287	8,871,254	15,479	169,920
Expenses waived/reimbursed by advisor	—	(4,650)	—	(12,674)	(879)
Administration and accounting fees waived	—	(3,106)	—	—	(3,105)

Net expenses	3,877,595	314,531	8,871,254	2,805	165,936

NET INVESTMENT INCOME (LOSS)	(674,468)	(46,314)	4,372,352	1,522	78,799

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investments	50,293,013	185,711	94,853,729	(1,072)	928,323
Net change in unrealized appreciation (depreciation) of investments	23,257,699	2,959,485	14,739,242	(1,025)	480,854

Net realized and unrealized gain (loss) on investments	73,550,712	3,145,196	109,592,971	(2,097)	1,409,177

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,876,244	$3,098,882	$113,965,323	$(575)	$1,487,976

[1]	For the period December 1, 2005 (commencement of operations) through December 31, 2005.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Value Fund
	Six-Month
	Period Ended
	December 31,	Year Ended
	2005	June 30,
	(Unaudited)	2005
NET ASSETS — BEGINNING OF PERIOD	$732,413,937	$643,778,580

OPERATIONS
Net investment loss	(674,468)	(1,691,452)
Net realized gain from investments	50,293,013	65,247,924
Net change in unrealized appreciation (depreciation) of investments	23,257,699	(466,860)

Net increase in net assets resulting from operations	72,876,244	63,089,612

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain on investments — Institutional Shares	(59,467,525)	(37,144,937)
Net realized gain on investments — Investor Shares	(35,616,642)	(24,506,720)

Total distributions to shareholders	(95,084,167)	(61,651,657)

CAPITAL SHARE TRANSACTIONS
Sale of shares	65,243,994	188,073,445
Reinvestment of distributions	86,696,466	56,102,565
Redemption of shares	(60,712,400)	(156,978,608)

Net increase from Capital Share transactions	91,228,060	87,197,402

Total increase in net assets	69,020,137	88,635,357

NET ASSETS — END OF PERIOD	$801,434,074	$732,413,937

Accumulated net investment loss	$(674,525)	$(57)

See accompanying notes.	The CRM Funds

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Small/Mid Cap Value Fund
	Six-Month	For the Period
	Period Ended	September 1,
	December 31,	2004[1]
	2005	through
	(Unaudited)	June 30, 2005
NET ASSETS — BEGINNING OF PERIOD	$32,150,835	$—

OPERATIONS
Net investment income (loss)	(46,314)	98,612
Net realized gain from investments	185,711	60,742
Net change in unrealized appreciation (depreciation) of investments	2,959,485	965,971

Net increase in net assets resulting from operations	3,098,882	1,125,325

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Institutional Shares	(75,195)	—
Net investment income — Investor Shares	(23,567)	—

	(98,762)	—

Net realized gain on investments — Institutional Shares	(223,049)	—
Net realized gain on investments — Investor Shares	(205,308)	—

	(428,357)	—

Total distributions to shareholders	(527,119)	—

CAPITAL SHARE TRANSACTIONS
Sale of shares	23,498,575	31,611,944
Reinvestment of distributions	506,512	—
Redemption of shares	(3,892,118)	(586,434)

Net increase from Capital Share transactions	20,112,969	31,025,510

Total increase in net assets	22,684,732	32,150,835

NET ASSETS — END OF PERIOD	$54,835,567	$32,150,835

Undistributed net investment income (accumulated loss)	$(46,464)	$98,612

[1]	Commencement of Operations

See accompanying notes.	The CRM Funds

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Value Fund
	Six-Month
	Period Ended
	December 31,	Year Ended
	2005	June 30,
	(Unaudited)	2005
NET ASSETS — BEGINNING OF PERIOD	$1,674,806,778	$479,687,694

OPERATIONS
Net investment income	4,372,352	14,824,567
Net realized gain from investments	94,853,729	23,514,155
Net change in unrealized appreciation (depreciation) of investments	14,739,242	98,822,489

Net increase in net assets resulting from operations	113,965,323	137,161,211

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Institutional Shares	(11,504,448)	(1,927,595)
Net investment income — Investor Shares	(4,359,407)	(1,062,796)
Net investment income — Retail Shares	—	(28,627)

	(15,863,855)	(3,019,018)

Net realized gain on investments — Institutional Shares	(40,163,073)	(33,040,169)
Net realized gain on investments — Investor Shares	(20,479,016)	(12,703,403)
Net realized gain on investments — Retail Shares	—	(342,169)

	(60,642,089)	(46,085,741)

Total distributions to shareholders	(76,505,944)	(39,104,759)

CAPITAL SHARE TRANSACTIONS
Sale of shares	696,392,775	1,279,349,169
Reinvestment of distributions	67,055,297	32,975,073
Redemption of shares	(339,636,091)	(215,261,610)

Net increase from Capital Share transactions	423,811,981	1,097,062,632

Total increase in net assets	461,271,360	1,195,119,084

NET ASSETS — END OF PERIOD	$2,136,078,138	$1,674,806,778

Undistributed net investment income	$565,487	$12,056,990

See accompanying notes.	The CRM Funds

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

Mid/Large Cap Value Fund
For the Period
December 1,
2005 [1]
through
December 31, 2005
NET ASSETS — BEGINNING OF PERIOD	$—

OPERATIONS
Net investment income	1,522
Net realized loss from investments	(1,072)
Net change in unrealized appreciation (depreciation) of investments	(1,025)

Net decrease in net assets resulting from operations	(575)

CAPITAL SHARE TRANSACTIONS
Sale of shares	2,536,000

Net increase from Capital Share transactions	2,536,000

Total increase in net assets	2,535,425

NET ASSETS — END OF PERIOD	$2,535,425

Undistributed net investment income	$1,522

[1]	Commencement of Operations

See accompanying notes.	The CRM Funds

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Value Fund
	Six-Month
	Period Ended
	December 31,	Year Ended
	2005	June 30,
	(Unaudited)	2005
NET ASSETS — BEGINNING OF PERIOD	$22,380,129	$14,634,583

OPERATIONS
Net investment income	78,799	127,438
Net realized gain from investments	928,323	247,349
Net change in unrealized appreciation (depreciation) of investments	480,854	3,239,190

Net increase in net assets resulting from operations	1,487,976	1,250,364

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(137,678)	(57,166)

Total distributions to shareholders	(137,678)	(57,166)

CAPITAL SHARE TRANSACTIONS
Sale of shares	1,857,931	8,771,037
Reinvestment of distributions	90,034	43,371
Redemption of shares	(457,209)	(2,262,060)

Net increase (decrease) from Capital Share transactions	1,490,756	6,552,348

Total increase in net assets	2,841,054	7,745,546

NET ASSETS — END OF PERIOD	$25,221,183	$22,380,129

Undistributed net investment income	$65,594	$124,473

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	Small Cap Value Fund — Institutional Shares
	For the
	Six-Month
	Period Ended
	December 31,		For the Fiscal
	2005		Years Ended June 30,
	(Unaudited)		2005		2004		2003		2002	2001
Net Asset Value — Beginning of Period	$27.23		$27.03		$20.24		$21.42		$22.29	$16.49

Investment operations:
Net investment income (loss)	(0.01	)(a)	(0.04	)(a)	(0.08	)(a)	(0.03	)(a)	0.04 (a)	0.16
Net realized and unrealized gain (loss) on investments	2.79		2.60		6.87		(0.51)		0.67	6.47

Total from investment operations	2.78		2.56		6.79		(0.54)		0.71	6.63

Distributions to shareholders:
From net investment income	—		—		—		(0.02)		(0.10)	(0.02)
From net realized gains on investments	(3.52)		(2.36)		—		(0.62)		(1.48)	(0.81)

Total distributions to shareholders	(3.52)		(2.36)		—		(0.64)		(1.58)	(0.83)

Net Asset Value — End of Period	$26.49		$27.23		$27.03		$20.24		$21.42	$22.29

Total Return	10.07	%(b)	9.71%		33.55%		(1.98)%		3.43%	41.88%
Ratios/Supplemental Data:(d)
Ratios to average net assets:
Expenses	0.91	%(c)	0.97%		0.97%		1.02%		1.00%	1.02%
Net investment income (loss)	(0.08)	%(c)	(0.15)%		(0.32)%		(0.15)%		0.22%	0.92%
Portfolio turnover rate	37	%(b)	84%		77%		74%		61%	90%
Net assets at the end of period
(000 omitted)	$510,044		$458,596		$361,660		$197,955		$198,131	$163,285

(a)	The net investment loss per share was calculated using the average shares outstanding method.

(b)	Not annualized.

(c)	Annualized.

(d)	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios include expense allocated from the master fund, WT Investment Trust I Small Cap Value Series (the ‘‘Series’’), and the portfolio turnover reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

	Small Cap Value Fund — Investor Shares
	For the
	Six-Month
	Period Ended
	December 31,						For the Fiscal
	2005		Years Ended June 30,
	(Unaudited)		2005		2004		2003		2002		2001
Net Asset Value — Beginning of Period	$26.41		$26.34		$19.77		$21.00		$21.93		$16.26

Investment operations:
Net investment income (loss)	(0.04	)(a)	(0.10	)(a)	(0.14	)(a)	(0.07	)(a)	(0.01	)(a)	0.10
Net realized and unrealized gain (loss) on investments	2.70		2.53		6.71		(0.52)		0.66		6.40

Total from investment operations	2.66		2.43		6.57		(0.59)		0.65		6.50

Distributions to shareholders:
From net investment income	—		—		—		(0.02)		(0.10)		(0.02)
From net realized gains on investments	(3.52)		(2.36)		—		(0.62)		(1.48)		(0.81)

Total distributions to shareholders	(3.52)		(2.36)		—		(0.64)		(1.58)		(0.83)

Net Asset Value — End of Period	$25.55		$26.41		$26.34		$19.77		$21.00		$21.93

Total Return	9.93	%(b)	9.46%		33.23%		-2.26%		3.21%		41.67%
Ratios/Supplemental Data:(d)
Ratios to average net assets:
Expenses	1.16	%(c)	1.22%		1.22%		1.27%		1.26%		1.28%
Net investment income (loss)	(0.33	)%(c)	(0.40)%		(0.58)%		(0.39)%		(0.05)%		0.66%
Portfolio turnover rate	37	%(b)	84%		77%		74%		61%		90%
Net assets at the end of period (000 omitted)	$291,390		$273,817		$282,119		$181,296		$215,820		$134,778

(a)	The net investment loss per share was calculated using the average shares outstanding method.

(b)	Not annualized.

(c)	Annualized.

(d)	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios include expense allocated from the master fund, WT Investment Trust I Small Cap Value Series (the ‘‘Series’’), and the portfolio turnover reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Institutional Shares
	For the
	Six-Month
	Period Ended		For the Period
	December 31,		September 1, 2004(a)
	2005		through
	(Unaudited)		June 30, 2005
Net Asset Value — Beginning of Period	$11.60		$10.00

Investment operations:
Net investment income (loss)	—	(b)	0.04	(b)
Net realized and unrealized gain on investments	0.85		1.56

Total from investment operations	0.85		1.60

Distributions to shareholders:
From net investment income	(0.03)		—
From net realized gains on investments	(0.10)		—

Total distributions to shareholders	(0.13)		—

Net Asset Value — End of Period	$12.32		$11.60

Total Return	7.31	%(c)	16.00	%(c)
Ratios/Supplemental Data:(e)
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.23	%(d)	1.25	%(d)
Expenses, excluding reimbursement/waiver	1.26	%(d)	3.22	%(d)
Net investment income (loss), including reimbursement/waiver	(0.02	)%(d)	0.58	%(d)
Portfolio turnover rate	56	%(c)	71	%(c)
Net assets at the end of period (000 omitted)	$28,708		$6,584

(a)	Inception of Institutional Share class.

(b)	The net investment loss per share was calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expense allocated from the master fund, WT Investment Trust I Small/Mid Cap Value Series (the ‘‘Series’’), and the portfolio turnover reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Investor Shares
	For the
	Six-Month
	Period Ended		For the Period
	December 31,		September 1, 2004(a)
	2005		through
	(Unaudited)		June 30, 2005
Net Asset Value — Beginning of Period	$11.57		$10.00

Investment operations:
Net investment income (loss)	(0.02	)(b)	0.12	(b)
Net realized and unrealized gain on investments	0.85		1.45

Total from investment operations	0.83		1.57

Distributions to shareholders:
From net investment income	(0.01)		—
From net realized gains on investments	(0.10)		—

Total distributions to shareholders	(0.11)		—

Net Asset Value — End of Period	$12.29		$11.57

Total Return	7.14	%(c)	15.70	%(c)
Ratios/Supplemental Data:(e) Ratios to average net assets:
Expenses, including reimbursement/waiver	1.48	%(d)	1.50	%(d)
Expenses, excluding reimbursement/waiver	1.52	%(d)	2.59	%(d)
Net investment income (loss), including reimbursement/waiver	(0.34	)%(d)	1.28	%(d)
Portfolio turnover rate	56	%(c)	71	%(c)
Net assets at the end of period (000 omitted)	$26,128		$25,566

(a)	Inception of Investor Share class.

(b)	The net investment income (loss) per share was calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expense allocated from the master fund, WT Investment Trust I Small/Mid Cap Value Series (the ‘‘Series’’), and the portfolio turnover reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Institutional Shares
	For the
	Six-Month
	Period Ended
	December 31,		For the Fiscal
	2005		Years Ended June 30,
	(Unaudited)		2005		2004		2003		2002		2001
Net Asset Value — Beginning of Period	$26.43		$23.97		$17.70		$17.93		$18.19		$13.25

Investment operations:
Net investment income	0.07	(a)	0.37	(a)	0.03	(a)	0.04		—	(a)	0.09
Net realized and unrealized gain (loss) on investments	1.56		3.24		6.26		(0.19)		0.92		5.48

Total from investment operations	1.63		3.61		6.29		(0.15)		0.92		5.57

Distributions to shareholders:
From net investment income	(0.23)		(0.09)		(0.02)		—		(0.03)		(0.06)
From net realized gains on investments	(0.80)		(1.06)		—		(0.08)		(1.15)		(0.57)

Total distributions to shareholders	(1.03)		(1.15)		(0.02)		(0.08)		(1.18)		(0.63)

Net Asset Value — End of Period	$27.03		$26.43		$23.97		$17.70		$17.93		$18.19

Total Return	6.17	%(b)	15.22%		35.58%		-0.78%		5.04%		42.88%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.84	%(c)	0.95	%(d)	1.01	%(d)	1.12	%(d)	1.14	%(d)	1.15	%(d)
Expenses, excluding reimbursement/waiver	0.84	%(c)	0.95	%(d)	1.01	%(d)	1.12	%(d)	1.16	%(d)	1.53	%(d)
Net investment income, including reimbursement/waiver	0.55	%(c)	1.56	%(d)	0.16	%(d)	0.29	%(d)	0.03	%(d)	0.66	%(d)
Portfolio turnover rate	65	%(b)	112	%(d)	152	%(d)	142	%(d)	143	%(d)	163	%(d)
Net assets at the end of period (000 omitted)	$1,416,329		$1,028,600		$337,365		$125,891		$94,391		$38,823

(a)	The net investment loss per share was calculated using the average shares outstanding method.

(b)	Not annualized.

(c)	Annualized.

(d)	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expense allocated from the master fund, WT Investment Trust I Mid Cap Value Series (the ‘‘Series’’), and the portfolio turnover reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Investor Shares
	For the
	Six-Month
	Period Ended
	December 31,		For the Fiscal						Period Ended
	2005		Years Ended June 30,						June 30,
	(Unaudited)		2005	2004		2003	2002		2001(a)
Net Asset Value — Beginning of Period	$26.08		$23.73	$17.57		$17.85	$18.15		$14.84

Investment operations:
Net investment income (loss)	0.03	(b)	0.33 (b)	(0.02	)(b)	0.01	(0.04	)(b)	0.07
Net realized and unrealized gain (loss) on investments	1.55		3.17	6.20		(0.21)	0.92		3.87

Total from investment operations	1.58		3.50	6.18		(0.20)	0.88		3.94

Distributions to shareholders:
From net investment income	(0.17)		(0.09)	(0.02)		—	(0.03)		(0.06)
From net realized gains on investments	(0.80)		(1.06)	—		(0.08)	(1.15)		(0.57)

Total distributions to shareholders	(0.97)		(1.15)	(0.02)		(0.08)	(1.18)		(0.63)

Net Asset Value — End of Period	$26.69		$26.08	$23.73		$17.57	$17.85		$18.15

Total Return	6.07	%(c)	14.90%	35.22%		(1.07)%	4.82%		27.30	%(c)
Ratios/Supplemental Data:(e)
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.09	%(d)	1.20%	1.28%		1.37%	1.37%		1.50%
Expenses, excluding reimbursement/waiver	1.09	%(d)	1.20%	1.28%		1.40%	1.43%		1.88%
Net investment income (loss), including reimbursement/ waiver	0.28	%(d)	1.31%	(0.10)%		0.04%	(0.25)%		0.31%
Portfolio turnover rate	65	%(c)	112%	152%		142%	143%		163%
Net assets at the end of period (000 omitted)	$719,749		$632,006	$136,994		$42,554	$48,086		$11,954

(a)	For the period September 20, 2000 (inception of Investor Share class) through June 30, 2001.

(b)	The net investment loss per share was calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios include expense allocated from the master fund, WT Investment Trust I Mid Cap Value Series (the ‘‘Series’’), and the portfolio turnover reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

	Mid/Large Cap
	Value Fund—
	Institutional Shares
	For the Period
	December 1, 2005(a)
	through
	December 31, 2005
Net Asset Value — Beginning of Period	$10.00
Investment operations:
Net investment income	—
Net realized and unrealized gain (loss) on investments	—
Total from investment operations	—
Net Asset Value — End of Period	$10.00
Total Return	0.00	%(b)
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25	%(c)
Expenses, excluding reimbursement/waiver	6.81	%(c)
Net investment income, including reimbursement/waiver	0.92	%(c)
Portfolio turnover rate	9	%(b)
Net assets at the end of period (000 omitted)	$1,150

(a)	Inception of Institutional Share class.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

	Mid/Large Cap
	Value Fund—
	Investor Shares
	For the Period
	December 1, 2005(a)
	through
	December 31, 2005
Net Asset Value — Beginning of Period	$10.00
Investment operations:
Net investment income	—
Net realized and unrealized gain (loss) on investments	—
Total from investment operations	—
Net Asset Value — End of Period	$10.00
Total Return	0.00	%(b)
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50	%(c)
Expenses, excluding reimbursement/waiver	7.06	%(c)
Net investment income, including reimbursement/waiver	0.64	%(c)
Portfolio turnover rate	9	%(b)
Net assets at the end of period (000 omitted)	$1,386

(a)	Inception of Investor Share class.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund — Investor Shares
	For the
	Six-Month
	Period Ended
	December 31,		For the Fiscal
	2005		Years Ended June 30,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value — Beginning of Period	$11.89		$11.03	$9.54	$9.50	$12.60	$11.63

Investment operations:
Net investment income	0.04		0.07	0.05	0.04	0.01	0.03
Net realized and unrealized gain (loss) on investments	0.73		0.83	1.46	0.01	(3.08)	0.95

Total from investment operations	0.77		0.90	1.51	0.05	(3.07)	0.98

Distributions to shareholders:
From net investment income	(0.07)		(0.04)	(0.02)	(0.01)	(0.03)	(0.01)

Total distributions to shareholders	(0.07)		(0.04)	(0.02)	(0.01)	(0.03)	(0.01)

Net Asset Value — End of Period	$12.59		$11.89	$11.03	$9.54	$9.50	$12.60

Total Return	6.48	%(a)	8.16%	15.90%	0.53%	(24.42)%	8.43%
Ratios/Supplemental Data:(c)
Ratios to average net assets:
Expenses, including reimbursement/ waiver	1.40	%(b)	1.42%	1.49%	1.50%	1.50%	1.50%
Expenses, excluding reimbursement/ waiver	1.43	%(b)	1.65%	1.97%	2.90%	2.36%	2.28%
Net investment income, including reimbursement/waiver	0.66	%(b)	0.73%	0.45%	0.49%	0.09%	0.24%
Portfolio turnover rate	12	%(a)	28%	26%	87%	100%	109%
Net assets at the end of period (000 omitted)	$25,221		$22,380	$14,635	$8,776	$6,828	$7,817

(a)	Not annualized.

(b)	Annualized.

(c)	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expense allocated from the master fund, WT Investment Trust I Large Cap Value Series (the ‘‘Series’’), and the portfolio turnover reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS — (Unaudited)
1.	Description of the Funds. CRM Small Cap Value Fund (‘‘Small Cap Value Fund’’), CRM Small/Mid Cap Value Fund (‘‘Small/Mid Cap Value Fund’’), CRM Mid Cap Value Fund (‘‘Mid Cap Value Fund’’), CRM Mid/Large Cap Value Fund (‘‘Mid/Large Cap Value Fund’’) and CRM Large Cap Value Fund (‘‘Large Cap Value Fund’’) (each, a ‘‘Fund’’ and collectively, the ‘‘Funds’’) are series of The CRM Mutual Fund Trust (the ‘‘Trust’’). The Trust is registered under the Investment Company Act of 1940, as amended, (the ‘‘1940 Act’’) as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Effective September 30, 2005, pursuant to an Agreement and Plan of Reorganization, each Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the ‘‘Predecessor Funds’’). Information presented for periods prior to September 30, 2005 reflects the operating results of the Predecessor Funds.

Effective July 1, 2005, the investment structure of the Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Value Fund was changed from a master-feeder structure to a stand-alone mutual fund, whereby each Fund directly invests in securities. The restructuring was accomplished through redemption by each Fund of its investment in its corresponding Master Fund, whereby the Master Fund distributed to the Fund its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. There were no changes in the investment adviser, its services or fees as a result of the restructuring.

The CRM Mid/Large Cap Value Fund commenced operations on December 1, 2005.

The Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Mid/Large Cap Value Funds offer two classes of shares: Institutional Shares and Investor Shares. The Large Cap Value Fund offers one class of shares: Investor Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered only to those investors who invest in the Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor Shares are available to all investors and are subject to a shareholder servicing fee.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. (‘‘NASDAQ’’) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Funds’ Board of Trustees determines that this does not represent fair value.

Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify or continue to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.
The CRM Funds

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS — (Unaudited) (Continued)
Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date.

Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

Distributions to Shareholders. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	Advisory Fees and Other Transactions with Affiliates. Cramer Rosenthal McGlynn, LLC (‘‘CRM’’) serves an investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Mid/Large Cap Value Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to Large Cap Value Fund, CRM receives 0.55% for the first billion; 0.50% of the next $1 billion; and 0.45% in excess of $2 billion of average daily net assets.

CRM has contractually agreed to waive its fees or reimburse certain operating expenses of each Fund (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.25% and 1.50% of average daily net assets for the Institutional Class and Investor Class, respectively. These undertakings will remain in place until November 1, 2010 for the Small Cap Value Fund, Mid Cap Value Fund, Large Cap Value Fund and Mid/Large Cap Value Fund and until November 1, 2007 for the Small/Mid Cap Value Fund.

Prior to October 1, 2005, Rodney Square Management Corporation (‘‘RSMC’’), an affiliate of CRM, provided compliance services to the Funds pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC received a service fee of 0.012% of each Fund’s average daily net assets plus an allocated portion of the Chief Compliance Officer’s total compensation. Beginning October 1, 2005, CRM provides compliance services to the Funds. The Chief Compliance Officer (‘‘CCO’’) is an employee of CRM. The Funds are responsible for reimbursing CRM for the portion of his salary allocated to his duties as the CCO of the Funds at a rate of $75,000 per year.

Compensation of Trustees and Officers. Except for the CCO of the Funds, Trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds. Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act, receive compensation and reimbursement of expenses. Each Trustee receives aggregate annual compensation in the
The CRM Funds

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS — (Unaudited) (Continued)
amount of $40,000 from the Trust. Under a Deferred Compensation Plan (the ‘‘Plan’’) adopted August 12, 2005, a non-interested Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts are invested in shares of a Fund of the Trust and remain so until distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

Shareholder Servicing Fees. The Board of Trustees has adopted a separate Shareholder Servicing Plan which allows the Funds to obtain the services of CRM and other qualified financial institutions to act as shareholder servicing agents for their customers. Under the plan, each Fund pays shareholder servicing agents, including CRM, up to an annual rate of 0.25% of average daily net assets of the Fund’s Investor Shares.

4.	Investment Securities Transactions. During the six-month period ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Small Cap	Small/Mid Cap	Mid Cap	Mid/Large Cap	Large Cap
	Value Fund	Value Fund	Value Fund	Value Fund	Value Fund
Purchases	$275,436,205	$42,403,686	$1,509,712,317	$2,153,756	$4,559,683
Sales	298,031,850	23,304,978	1,144,939,158	204,051	2,821,081
5.	Securities Lending Agreement. The Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Value Fund may lend their securities pursuant to a securities lending agreement (‘‘Lending Agreement’’) with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all time to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality of unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations.
In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.
The CRM Funds

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS — (Unaudited) (Continued)
6.	Capital Share Transactions. Transactions in shares of capital stock for the six-month period ended December 31, 2005 for the Institutional Class, Investor Class and Retail Class are as follows.

	Institutional Shares		Investor Shares		Retail Shares*
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Small Cap Value Fund
Sold	1,538,804	$43,156,937	805,905	$22,087,057	—	$—
Issued on reinvestment of distributions	1,992,149	53,289,983	1,294,825	33,406,483	—	—
Redeemed	(1,119,123)	(31,589,822)	(1,064,441)	(29,122,578)	—	—

Net increase	2,411,830	$64,857,098	1,036,289	$26,370,962	—	$—

Small/Mid Cap Value Fund
Sold	1,847,294	$22,129,249	116,132	$1,369,326	—	—
Issued on reinvestment of distributions	26,264	290,098	17,383	216,414	—	—
Redeemed	(110,265)	(1,316,595)	(216,868)	(2,575,523)	—	—

Net increase (decrease)	1,763,293	$21,102,752	(83,353)	$(989,783)	—	$—

Mid Cap Value Fund
Sold	15,737,411	$426,497,352	10,061,319	$269,142,958	28,533	$752,465
Issued on reinvestment of distributions	1,637,893	44,403,279	846,172	22,652,018	—	—
Redeemed	(3,894,416)	(105,555,580)	(8,166,353)	(218,814,983)	(572,199)	(15,265,528)

Net increase (decrease)	13,480,888	$365,345,051	2,741,138	$72,979,993	(543,666)	$(14,513,063)

Mid/Large Cap Value Fund
Sold	115,000	$1,150,000	138,550	$1,386,000	—	$—
Issued on reinvestment of distributions	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—

Net increase	115,000	$1,150,000	138,550	$1,386,000	—	$—

Large Cap Value Fund
Sold	—	$—	186,194	$1,857,931	—	$—
Issued on reinvestment of distributions	—	—	7,078	90,034	—	—
Redeemed	—	—	(72,564)	(457,209)	—	—

Net increase	—	—	120,708	$1,490,756	—	$—

*	The Retail Share class for the CRM Mid Cap Value Fund was closed as of July 8, 2005 by Board Approval.
The CRM Funds

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS — (Unaudited) (Continued)
Transactions in shares of capital stock for the year ended June 30, 2005 for the Institutional Class, Investor Class and Retail Class are as follows.

	Institutional Shares		Investor Shares		Retail Shares
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Small Cap Value Fund
Sold	5,176,756	$139,957,662	1,873,785	$48,115,783	—	$—
Issued on reinvestment of distributions	1,250,941	33,187,471	889,561	22,915,094	—	—
Redeemed	(2,968,186)	(77,830,714)	(3,105,368)	(79,147,894)	—	—

Net increase (decrease)	3,459,511	$95,314,419	(342,022)	$(8,117,017)	—	$—

Small/Mid Cap Value Fund
Sold	571,367	$6,056,356	2,257,887	$25,555,588	—	—
Redeemed	(3,630)	(41,992)	(48,761)	(544,442)	—	—

Net increase	567,737	$6,014,364	2,209,126	$25,011,146	—	$—

Mid Cap Value Fund
Sold	28,490,778	$718,664,410	22,100,363	$551,420,436	367,219	$9,264,323
Issued on reinvestment of distributions	809,118	20,745,791	468,160	11,858,487	14,604	370,795
Redeemed	(4,454,744)	(111,529,071)	(4,111,319)	(102,200,436)	(62,093)	(1,532,103)

Net increase	24,845,152	$627,881,130	18,457,204	$461,078,487	319,730	$8,103,015

Large Cap Value Fund
Sold	—	$—	746,096	$8,771,037	—	$—
Issued on reinvestment of distributions	—	—	3,623	43,371	—	—
Redeemed	—	—	(194,848)	(2,262,060)	—	—

Net increase	—	$—	554,871	6,552,348	—	$—

The CRM Funds

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS — (Unaudited) (Continued)
7.	Distributions to Shareholders. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

In connection with the change in investment structure discussed in Note 1, the Small Cap Value Fund, Small/ Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Value Fund made the following reclassifications:

	Small Cap	Small/Mid Cap	Mid Cap	Large Cap
	Value Fund	Value Fund	Value Fund	Value Fund
Paid-in-capital	$(100,406)	$(54)	$(634)	$(1,750,210)
Net unrealized appreciation (depreciation) of investments	100,406	54	634	1,750,210
The tax character of distributions paid during the six-month period ended December 31, 2005 and the year ended June 30, 2005 was as follows:

	Small Cap	Small/Mid Cap	Mid Cap	Large Cap
	Value Fund	Value Fund	Value Fund	Value Fund
Six-month period ended December 31, 2005
Ordinary income	$44,191,993	$392,012	$27,625,386	$137,678
Long-term capital gains	50,892,174	135,107	48,880,558	—

Total distributions	$95,084,167	$527,119	$76,505,944	$137,678

Year ended June 30, 2005
Ordinary income	$32,024,742	$—	$28,378,766	$57,166
Long-term capital gains	29,626,915	—	10,725,993	—

Total distributions	$61,651,657	$—	$39,104,759	$57,166

The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year end. Accordingly, the tax basis balances have not been determined at December 31, 2005.
For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2005, the Large Cap Value Fund had capital loss carryforwards as follows:

Large Cap
Expiration	Value Fund
6/30/2008	$154,382
6/30/2011	403,727
6/30/2012	887,012
8.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
The CRM Funds

CRM MUTUAL FUND TRUST
APPROVAL OF ADVISORY AGREEMENT
At a Board meeting held on June 15, 2005, the Board of Trustees of the Trust (the “Board”) considered the approval of the proposed Investment Advisory Agreement between the Trust and the Adviser with respect to the CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund (the “Funds”).
In determining whether to approve the proposed Investment Advisory Agreement, the Board, including all of the Non-Interested Trustees, reviewed and considered, among other items: (1) a memorandum from counsel setting forth the Board’s fiduciary duties under the 1940 Act and Delaware law and the factors the Board should consider in its evaluation of the Investment Advisory Agreement; (2) reports comparing the performance of the predecessor to each Fund to the performance of its applicable benchmark index and other mutual funds; and (3) a report comparing each Fund’s proposed advisory fees and anticipated expenses to those of other mutual funds. The Board also discussed and considered, with the assistance of independent counsel, reports of and presentations by the Adviser that described: (i) the nature, extent and quality of the Adviser’s services provided to the Funds’ predecessors and proposed to be provided to the Funds; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser’s investment philosophies and processes; (iv) the Adviser’s assets under management; (v) the Adviser’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the proposed advisory fee arrangements with the Adviser and other advisory accounts with similar investment objectives and strategies managed by the Adviser; (vii) the Adviser’s compliance procedures; and (viii) an analysis of the expected profits of the Adviser related to its proposed services to the Funds.
After discussion, the Board, including all of the Non-Interested Trustees, concluded that the Adviser had the capabilities, resources, and personnel necessary to advise the Funds, and based on the services that the Adviser proposed to provide to the Funds pursuant to the Investment Advisory Agreement and the expenses the Adviser estimated it will incur in the performance of such services, the proposed compensation payable to the Adviser is fair and equitable.
In reaching these conclusions, the Board did not identify any single factor as determinative or controlling. Among the factors considered, the Board examined the nature, extent and quality of services provided to the predecessors to the Funds by the Adviser, and the quality of the Adviser’s professional portfolio management team. Messrs. Klein and Moore discussed their experience with the Adviser as Trustees of the Funds’ predecessors. The Board members noted that the Adviser had consistently demonstrated its commitment to the interests of the predecessor Funds’ shareholders, communicated well with the Board of the predecessor Funds, and cooperated in all respects with the Board’s requests for information. The Board noted its confidence in the Adviser’s compliance programs. The Board discussed the experience and qualifications of the Adviser’s investment management teams.
In reaching these conclusions, the Board considered the advisory fee proposed to be paid by each Fund and the comparative cost of advisory fees being paid by other mutual funds. The Board noted that based on the information provided, the proposed investment advisory fee for each of the Small Cap Value, Small/Mid Cap Value and Mid Cap Value Funds of 0.75% of each Fund’s average daily net assets up to and including $1 billion, 0.70% of each Fund’s average daily net assets over $1 billion and up to and including $2 billion, and 0.65% of each Fund’s average daily net assets over $2 billion, was reasonable compared to the fees paid by other mutual funds as presented in the materials. The Board also noted that based on the information provided, the proposed investment advisory fee of 0.55% of the Large Cap Value Fund’s average daily net assets up to and including $1 billion, 0.50% of the Large Cap Value Fund’s average daily net assets over $1 billion and up to and including $2
The CRM Funds

CRM MUTUAL FUND TRUST
 APPROVAL OF ADVISORY AGREEMENT (Continued)
billion, and 0.45% of the Large Cap Value Fund’s average daily net assets over $2 billion, was reasonable compared to the fees paid by other mutual funds as presented in the materials. The Board also considered that the level of each proposed advisory fee is reasonable as compared to other advisory accounts with similar investment objectives and strategies managed by the Adviser.
The Board also considered the proposed net annual operating expenses to be paid by each class of each Fund and the total annual operating expenses of other comparable funds. The Board considered the Adviser’s willingness under a proposed expense limitation agreement between the Adviser and the Funds to waive a portion of its fees and assume certain Fund expenses, with respect to the Small Cap Value, Mid Cap Value and Large Cap Value Funds through November 1, 2010, and with respect to the Small/Mid Cap Value Fund through November 1, 2007, to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed, with respect to Investor Shares, 1.50% of the average daily net assets of each Fund, and with respect to Institutional Shares, 1.25% of the average daily net assets of each Fund. The Board noted that, based on the information provided, the proposed net annual operating expenses of 1.50% of the average daily net assets of the Investor Shares and 1.25% of the average daily net assets of the Institutional Shares of each Fund, were reasonable compared to the fees paid by comparable funds as presented in the materials.
The Board considered the investment performance of each Fund’s predecessor series. The Board discussed the information presented in the Board materials which compared each predecessor’s performance against a benchmark index and other mutual funds with similar objectives identified by the Adviser from data provided by an independent rating and ranking organization. The Board noted that the predecessor Small Cap Value Fund had outperformed its benchmark index and had comparable performance to other mutual funds with similar objectives since its inception, and determined that the investment performance of the predecessor Small Cap Value Fund since inception together with the Adviser’s experience in value investing supported approval of the Adviser’s proposed investment advisory fee. The Board noted that the predecessor Small/Mid Cap Value Fund commenced operations in September 2004 and has achieved comparable performance to its benchmark index in a difficult market, and determined that the predecessor Fund’s competitive investment performance supported approval of the Adviser’s proposed investment advisory fee. The Board noted that the predecessor Mid Cap Value Fund had outperformed its benchmark index and other mutual funds with similar objectives since its inception, and determined that the investment performance of the predecessor Mid Cap Value Fund supported approval of the Adviser’s proposed investment advisory fee. The Board noted that the predecessor Large Cap Value Fund had underperformed its benchmark index and other mutual funds with similar objectives since its inception, but noted that the predecessor Large Cap Value Fund’s performance has improved over the one year ended March 31, 2005, and determined that its confidence in the Adviser’s investment approach supported approval of the Adviser’s proposed investment advisory fee.
The Board also analyzed the Adviser’s expected profits in relation to the Funds, and determined that, based on the data provided, the expected profit to the Adviser for investment advisory services based on the proposed fees was reasonable. The Board noted that the benefits derived by the Adviser from managing the Funds, including how it uses soft dollars, the ways in which it conducts portfolio transactions for the Funds and selects brokers, were reasonable. The Board noted that the proposed investment advisory fees would enable each Fund to realize economies of scale for the benefit of Fund shareholders as the Funds grow.
The CRM Funds

CRM MUTUAL FUND TRUST
APPROVAL OF ADVISORY AGREEMENT (Continued)
Based on the foregoing considerations, the Board, including all of the Non-Interested Trustees, determined that the terms of Investment Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders and also concluded that the proposed fees are fair and reasonable.
* * *
At a Board meeting held on November 9, 2005, the Board considered the approval of the Investment Advisory Agreement between the Trust and the Adviser with respect to the CRM Mid/Large Cap Value Fund (the “Fund”). The Adviser explained to the Board that the Adviser proposed to follow for the Fund a mid/large value strategy. It was further explained that this strategy is similar to that already used by the Adviser for an institutional separate account (the “Prior Account”). The Adviser described its experience implementing the mid/large strategy for the Prior Account and the returns achieved. The Adviser provided detailed comparisons of the portfolio of the Prior Account with the portfolios of the existing CRM Mid Cap Value Fund and CRM Large Cap Value Fund, indicating how the Fund’s proposed strategy would fit between the strategies of these other Funds.
In determining whether to approve the Investment Advisory Agreement with respect to the Fund, the Board, including all of the Non-Interested Trustees, reviewed and considered, among other items: (1) a memorandum from counsel setting forth the Board’s fiduciary duties under the 1940 Act and Delaware law and the factors the Board should consider in its evaluation of the Investment Advisory Agreement; (2) a report comparing the investment performance of the Prior Account to its applicable benchmark index; and (3) a report based on information provided by Morningstar comparing the Fund’s proposed advisory fee and anticipated expenses to those of other mutual funds. The Board also discussed and considered, with the assistance of independent counsel, reports of and presentations by the Adviser that described: (i) the nature, extent and quality of the Adviser’s services provided to the other series of the Trust and proposed to be provided to the Fund; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser’s investment philosophies and processes; (iv) the Adviser’s assets under management; (v) the Adviser’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the proposed advisory fee arrangements with the Adviser and other advisory accounts with similar investment objectives and strategies managed by the Adviser; (vii) the Adviser’s compliance procedures; and (viii) an analysis of the expected profits of the Adviser related to its proposed services to the Fund.
After discussion, the Board, including all of the Non-Interested Trustees, concluded that the Adviser had the capabilities, resources, and personnel necessary to advise the Fund, and based on the services that the Adviser proposed to provide to the Fund pursuant to the Investment Advisory Agreement and the expenses the Adviser estimated it will incur in performing these services, the proposed compensation for the Adviser is fair and equitable.
In reaching these conclusions, the Board did not identify any single factor as determinative or controlling. Among the factors considered, the Board examined the nature, extent and quality of services provided by the Adviser to the other series of the Trust, and the quality and size of the Adviser’s professional portfolio management team. The Board members discussed the experience and qualifications of the Adviser’s investment management team, the Adviser’s compliance programs, its dealings with the Adviser and noted that the Adviser had cooperated in all respects with the Board’s requests for information.
In reaching these conclusions, the Board compared the advisory fee proposed to be paid by the Fund with advisory fees being paid by other mutual funds. The Board noted that based on the information provided, the
The CRM Funds

CRM MUTUAL FUND TRUST
APPROVAL OF ADVISORY AGREEMENT (Continued)
proposed investment advisory fee for the Fund of 0.75% of the Fund’s average daily net assets up to and including $1 billion, 0.70% of the Fund’s average daily net assets over $1 billion and up to and including $2 billion, and 0.65% of the Fund’s average daily net assets over $2 billion, was, at asset levels of $2 billion or less, slightly higher than the median advisory fee of 0.70% and average advisory fee of 0.71% paid by other mutual funds with similar investment objectives and strategies. The Board determined that the proposed investment advisory fee for the Fund was reasonable compared to the fees paid by other mutual funds as presented in the materials because of the additional costs of implementing the Adviser’s proprietary value strategy, including the costs of the extensive company research and analysis conducted by the Adviser in order to effectively implement this strategy. The Board also noted that, based on the information provided, the proposed advisory fee for the Fund was, at asset levels over $10 million, higher than the advisory fee paid by the Prior Account, but determined that the level of the proposed advisory fee for the Fund was reasonable as compared to the advisory fee paid by the Prior Account because (1) the Prior Account was the first account managed by the Adviser with a mid/large strategy and thus enabled the Adviser to refine and test this strategy, and (2) the Adviser proposed to provide to the Fund additional administrative and compliance services beyond those provided to the Prior Account by the Adviser.
The Board also compared the proposed advisory fee for the Fund to (1) the advisory fees being paid by the CRM Mid Cap Value Fund of 0.75% of the Fund’s average daily net assets up to and including $1 billion, 0.70% of the Fund’s average daily net assets over $1 billion and up to and including $2 billion, and 0.65% of the Fund’s average daily net assets over $2 billion, and (2) the advisory fee being paid by the CRM Large Cap Value Fund of 0.55% of the Fund’s average daily net assets up to and including $1 billion, 0.50% of the Fund’s average daily net assets over $1 billion and up to and including $2 billion, and 0.45% of the Fund’s average daily net assets over $2 billion. Based on the information provided, the Board concluded that the proposed advisory fee for the Fund was reasonable in comparison to the advisory fees paid by the CRM Mid Cap Value Fund and the CRM Large Cap Value Fund. In this regard, the Board noted that the advisory fee rates proposed for the Fund were the same as those for the CRM Mid Cap Value Fund and that the Fund’s investment strategy supports a higher fee for the Fund than for the CRM Large Cap Value Fund given, among other things, the additional costs of investing in mid-cap companies.
The Board also considered the proposed net annual operating expenses to be paid by each class of the Fund and the gross expenses of other comparable funds. The Board considered the Adviser’s willingness under a proposed expense limitation agreement between the Adviser and the Trust with respect to the Fund to waive a portion of its fees and assume certain Fund expenses through November 1, 2010, to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed, with respect to Investor Shares, 1.50% of the average daily net assets of the Fund, and with respect to Institutional Shares, 1.25% of the average daily net assets of the Fund. The Board noted that, based on the information provided, the proposed net annual operating expenses of 1.50% of the average daily net assets of the Investor Shares of the Fund were higher than the median gross expense ratio of 1.25% and average gross expense ratio of 1.41% paid by other mutual funds with similar investment objectives and strategies, and the proposed net annual operating expenses of 1.25% of the average daily net assets of the Institutional Shares of the Fund were comparable to the median and average gross expense ratios paid by other mutual funds with similar investment objectives and strategies. The Board determined that the proposed net annual operating expenses for the Investor Shares and Institutional Shares of the Fund were reasonable compared to the fees paid by comparable funds as presented in the materials
The CRM Funds

CRM MUTUAL FUND TRUST
APPROVAL OF ADVISORY AGREEMENT (Continued)
because the Fund was in start-up mode. The Board indicated that it would reevaluate the Fund’s operating expenses periodically as the Fund gains assets and shareholders.
The Board considered the investment performance of the Prior Account. The Board discussed the information presented in the Board materials which compared the performance of the Prior Account against a benchmark index since the Prior Account commenced operations on December 31, 2004. The Board noted that the Prior Account had achieved comparable performance to its benchmark index since it commenced operations, and determined that the Prior Account’s competitive investment performance together with the Adviser’s experience in value investing supported approval of the Adviser’s proposed investment advisory fee.
The Board also analyzed the Adviser’s expected profits in relation to the Fund, and determined that, based on the data provided, the expected profit to the Adviser for investment advisory services based on the proposed fees was reasonable. The Board noted that the benefits anticipated to be derived by the Adviser from managing the Fund, including how it uses soft dollars and the ways in which it proposes to conduct portfolio transactions and select brokers for the Fund, were reasonable. The Board noted that the proposed investment advisory fee, including the proposed breakpoints, would enable the Fund to realize economies of scale for the benefit of Fund shareholders as the Fund grows.
Based on the foregoing considerations, the Board, including all of the Non-Interested Trustees, determined that the terms of Investment Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders and also concluded that the proposed fees are fair and reasonable.
The CRM Funds

CRM MUTUAL FUND TRUST
NOTICE TO SHAREHOLDERS-RESULTS OF A SPECIAL SHAREHOLDER MEETING
At a Special Meeting of Shareholders of WT Mutual Fund (“WT Trust”) held on September 23, 2005, shareholders of WT Trust voted to adopt the following proposal: to approve an Agreement and Plan of Reorganization between WT Mutual Fund, on behalf of CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund (the “Current Funds”), and CRM Mutual Fund Trust, on behalf of four newly created series of shares named CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund (the “New Funds”) whereby each Current Fund would transfer all or substantially all of its assets and all or substantially all of its liabilities to its corresponding New Fund and would receive, in exchange, shares of beneficial interest in the New Fund, which, in turn would be distributed by the Current Fund to its shareholders, in complete liquidation of the Current Fund.
Holders of record at the close of business on July 13, 2005, were entitled to one vote per share on all business at the Special Meeting. As of July 13, 2005 the following number of shares were outstanding for each of the Current Funds.

Outstanding Shares
CRM Small Cap Value Fund	27,117,503.270
CRM Small/Mid Cap Value Fund	3,062,193.396
CRM Mid Cap Value Fund	64,771,366.760
CRM Large Cap Value Fund	1,874,064.970
Proposal: To approve an Agreement and Plan of Reorganization

	Votes For	Votes Against	Votes Abstain	Total Votes
CRM Small Cap Value Fund	10,251,114.099	172,649.675	2,046,956.482	12,470,720.256
CRM Small/Mid Cap Value Fund	1,957,654.165	0.000	430,613.000	2,338,267.165
CRM Mid Cap Value Fund	23,518,372.836	541,680.580	2,936,411.327	26,996,464.743
CRM Large Cap Value Fund	868,594.436	85.690	229,508.000	1,098,188.126
As discussed above, the shareholders of each of the Funds approved the proposed Reorganization. On September 30, 2005 each of the Funds received all or substantially all of the assets of the identically named corresponding series of WT Mutual Fund.
The CRM Funds

CRM MUTUAL FUND TRUST
TRUSTEES AND OFFICERS
CRM Mutual Fund Trust (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The primary responsibility of the Trustees of the Trust is to represent the interest of their respective shareholders and to provide oversight management of the Trust.
The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under “Interested Trustee” below is an “interested person” of the investment advisers of the Trust, within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). Each person who is not an “interested person” of the Trust’s investment advisers or the Trust within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below.
Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Trust is 520 Madison Avenue, 32nd Floor, New York, New York 10022.
The Statement of Additional Information for the Trust contains additional information about the Trust’s Trustees and is available, without charge, upon request, by calling (800) 336-9970.
INTERESTED TRUSTEES

				Number of
				Portfolios in
			Principal	the	Other
	Position(s)	Term of Office	Occupation(s)	Trust	Directorships
	Held with	and Length of	During Past	Overseen by	Held by
Name, Address and Age	the Trust	Time Served	Five Years	Trustee	Trustee
Carlos Leal, CPA, 40[1]	Trustee	June 2005	Senior Vice President,	5	None
			Secretary and Chief
			Financial Officer,
			CRM (since 1999);
			Chief Financial
			Officer and Secretary,
			CRM Alternatives, Inc.
			(investment management)
			(since 2001); Director,
			CRM U.S. Value Fund, Ltd
			(investment Fund);
			Officer and Vice President,
			WT Mutual Fund and
			WT Investment Trust I
			(April 2005 — November 2005)
NON INTERESTED TRUSTEES

Louis Ferrante, CFA, CPA, 46	Trustee	June 2005	Private Investor (since	5	None
			January 2005); Vice
			President and Co-Chief
			Investment Officer, Citigroup
			Pension Fund (financial
			services) (1998 — 2004)

[1]	Mr. Leal is an “Interested” Trustee by reason of his position as Senior Vice President and Chief Financial Officer of CRM.

CRM MUTUAL FUND TRUST
TRUSTEES AND OFFICERS (Continued)

Number of
Portfolios in
			Principal	the	Other
	Position(s)	Term of Office	Occupation(s)	Trust	Directorships
	Held with	and Length of	During Past	Overseen by	Held by
Name, Address and Age	the Trust	Time Served	Five Years	Trustee	Trustee

Louis Klein, Esq., 70	Trustee	June 2005	Self-employed	5	Trustee, WT Mutual
			financial consultant		Fund (since June
			since 1991.		1999); Trustee WT
Investment Trust I
(since 2000);
WHX Corporation
(industrial
manufacturer).

Clement C. Moore, II, 60	Trustee	June 2005	Managing Partner,	5	Trustee, WT
			Mariemont Holdings		Mutual Fund
			(real estate)(since 1980);		(since 1999) and
			President, Kenwood		WT Investment
			Galleria (since 1980).		Trust I (since 2000)

OFFICERS

Ronald H. McGlynn, 62	President and	June 2005	Chairman, Chief	N/A	N/A
	Chief Executive		Executive Officer, CRM
	Officer		(Chairman since 2005,
CEO since 1998);
President and Chief
Executive Officer,
Cramer, Rosenthal,
McGlynn, Inc. (investment
management) (since 1996),
CRM Investors, Inc.
(investment management)
(since 1990), and CRM
Alternatives, Inc.
(investment management)
(since 2001); former
President, CRM (from
1998-2005).

Carlos Leal, CPA, 40	Treasurer and	June 2005	Senior Vice President,	N/A	N/A
	Chief Financial		Secretary and Chief
	Officer		Financial Officer, CRM
(since 1999); Chief
Financial Officer and
Secretary, CRM
Alternatives, Inc.
(investment management)
(since 2001); Director,
CRM U.S. Value Fund, Ltd
(investment fund); Officer
and Vice-President,
WT Mutual Fund and
WT Investment Trust I
(April 2005 — November 2005).

CRM MUTUAL FUND TRUST
TRUSTEES AND OFFICERS (Continued)

Number of
Portfolios in
			Principal	the	Other
	Position(s)	Term of Office	Occupation(s)	Trust	Directorships
	Held with	and Length of	During Past	Overseen by	Held by
Name, Address and Age	the Trust	Time Served	Five Years	Trustee	Trustee

Steven A. Yadegari, Esq. 32	Secretary	June 2005	Chief Legal Officer	N/A	N/A
and Chief Compliance
Officer, CRM, Cramer,
Rosenthal, McGlynn, LLC
(since 2005);
Senior Associate,
Regulatory Practice
Group, Kirkpatrick &
Lockhart Nicholson
Graham (law firm)
(from January 2004-
August 2005); Associate,
Broker-Dealer
Regulatory Practice
Group, Proskauer
Rose, LLP (law firm)
(from September 2002-
January 2004); Senior
Counsel, Division of
Enforcement, U. S.
Securities and Exchange
Commission (from
February 2000-
September 2002).

CRM MUTUAL FUND TRUST
Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 1-800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC’s website listed above.
The CRM Funds

TRUSTEES Louis Farrante Louis Klein, Jr. Clement C. Moore, II Carlos A. Leal
INVESTMENT ADVISER Cramer Rosenthal McGlynn, LLC 520 Madison Avenue New York, NY 10022
ADMINISTRATOR PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809
LEGAL COUNSEL Bingham McCutchen LLP
Investor Information: (800) CRM-2883 http://www.crmfunds.com
This report is authorized for distribution only to shareholders and to others who have received current prospectuses of The CRM Funds.
CRM SEMI — 12/05
CRM
FUNDS
SMALL CAP VALUE FUND
SMALL/MID CAP
VALUE FUND
MID CAP VALUE FUND
MID/LARGE CAP
VALUE FUND LARGE CAP VALUE FUND
SEMI-ANNUAL REPORT
December 31, 2005

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed registrants.
Not applicable.

Item 6.	Schedule of Investments.
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn

Ronald H. McGlynn, Chief Executive Officer (principal executive officer)

Date	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn

Ronald H. McGlynn, Chief Executive Officer (principal executive officer)

Date	February 28, 2006

By (Signature and Title)*	/s/ Carlos A. Leal

Carlos A. Leal, Chief Financial Officer (principal financial officer)

Date	February 28, 2006

* Print the name and title of each signing officer under his or her signature.